UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 — June 30, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

Putnam VT Income Fund

SEMIANNUAL REPORT

June 30, 2008

Putnam VT Income Fund

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are also pleased to announce that Robert L. Reynolds, a leader and visionary in the mutual fund industry, has joined the Putnam leadership team as President and Chief Executive Officer of Putnam Investments, effective July 1, 2008. Charles E. Haldeman, Jr., former President and CEO, will take on the role of Chairman of Putnam Investment Management, LLC, the firm’s fund management company.

Mr. Reynolds brings to Putnam substantial industry experience and an outstanding record of success. He was Vice Chairman and Chief Operating Officer at Fidelity Investments from 2000 to 2007, and President of Fidelity’s Institutional Retirement Group from 1996 to 2000. Mr. Reynolds’ appointment is another example of Putnam’s ongoing efforts to exceed our shareholders’ expectations.

INVESTMENT OBJECTIVE
High current income consistent with what Putnam Management believes to be prudent risk

PORTFOLIO
Primarily mortgage- and asset-backed securities, investment-grade and high-yield corporate bonds, and U.S. Treasury securities

NET ASSET VALUE	June 30, 2008
Class IA	$11.71
Class IB	$11.63

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 6/30/08)	IA Shares*	IB Shares**

6 months	–1.05%	–1.26%

1 year	2.84	2.49
5 years	17.69	16.18
Annualized	3.31	3.04
10 years	57.09	53.70
Annualized	4.62	4.39
Life	275.26	261.72
Annualized	6.69	6.50

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Commencement of operations February 1, 1988.

**Commencement of operations April 30, 1998. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

CREDIT QUALITY
Aaa	67.43%	Ba	3.13%
Aa	3.44%	B	2.16%
A	8.92%	Other	1.78%
Baa	13.14%

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Despite longer-term interest rates ending the first half of 2008 close to where they were when the period started, fixed-income markets were volatile in the intervening months. In the first quarter, investors demonstrated a flight-to-quality mentality in response to turmoil in the subprime mortgage market and weaker economic growth. With the Fed aggressively cutting rates to avert an economic downturn, yields on the very short end of the yield curve (a graphical representation of the yield differential between shorter- and longer-term bonds) fell dramatically, and the curve steepened. However, by March and April, with inflationary pressures increasing, short-term yields rose, contributing to a flatter yield curve. The fund’s yield curve positioning was effective during the semiannual period, contributing to a dividend increase in April. However, concerns about certain mortgage sectors created a considerable head-wind for the fund. For the six months ended June 30, 2008, the fund’s class IA shares delivered a loss of 1.05% at net asset value.

During the first quarter, the fund was helped by its limited exposure to investment-grade corporate and government agency bonds and management’s decision to avoid lower-rated commercial mortgage-back securities (CMBS) and asset-backed securities (ABS). However, when market participants that were experiencing increasing duress, such as investment banks and hedge fund operators, began liquidating their Aaa-rated holdings, yield spreads widened and prices on these securities declined significantly. This adversely affected the fund, even

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though it held safe cash flows through predominantly Aaa-rated securities.

Following the market lows in mid-March, the fixed-income markets began to stabilize. Yields rose as the market removed expectations of further Fed rate cuts and began to price in the possibility of rate hikes later this year. May, in particular, was a strong month for CMBS, most ABS, and investment-grade corporate bonds, making the fund’s exposure to these sectors a plus. Traditional mortgage pass-throughs and agencies also performed better, but to a lesser degree.

The process of continued write-downs by financial institutions and increased capital infusion will require time to even out, creating more volatility ahead. While high-yield and investment-grade corporate bonds are trading at attractive valuations, the management team remains cautious due to the potential increase in the default rate. However, we are finding select opportunities in the investment-grade corporate new issue market. We also see tremendous potential in senior CMBS and ABS. With the market pricing in more than one rate hike before year-end, fund management is keeping duration (sensitivity to interest-rate changes) neutral and will continue to position for a spread curve steepening in the non-Treasury versus Treasury sectors.

Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

RISK COMPARISON

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

The fund’s Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of June 30, 2008. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available. Those measures are weighted and averaged to produce the fund’s Morningstar Risk. The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2008 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. Rob Bloemker is the Portfolio Leader. Kevin Cronin, Kevin Murphy, Michael Salm, and Raman Srivastava are the Portfolio Members. During the reporting ended June 30, 2008, there were no changes to the management team. Listed below are the Putnam Funds managed by these team members, who may also manage other retail mutual fund counterparts to the Putnam VT Funds or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Rob Bloemker	VT American Government Income Fund	VT Diversified Income Fund
	VT Income Fund	Global Income Trust
	U.S. Government Income Trust	Premier Income Trust
Master Intermediate Income Trust

Kevin Cronin	None	VT Income Fund

Kevin Murphy	None	VT Diversified Income Fund
VT Income Fund
Master Intermediate Income Trust
Premier Income Trust
VT Utilities Growth and Income Fund

Michael Salm	None	VT American Government Income Fund
Global Income Trust
VT Income Fund
U.S. Government Income Trust

Raman Srivastava	None	VT The George Putnam Fund of Boston
Global Income Trust
VT Income Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2008, to June 30, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses, had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/08		ENDED 6/30/08

	Class IA	Class IB	Class IA	Class IB

VT Income Fund
Expenses paid per $1,000	$2.87	$4.10	$2.92	$4.17
Ending value (after expenses)	$989.50	$987.40	$1,021.98	$1,020.74
Annualized expense ratio	0.58%	0.83%	0.58%	0.83%
Lipper peer group avg. expense ratio*	0.59%	0.84%	0.59%	0.84%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund's expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal-year end data available for the peer group funds as of 6/30/08.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style,

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changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT Income Fund	50th	27th

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds.

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Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT Income Fund	49th (40)	25th (40)	37th (35)
Lipper VP (Underlying Funds) — Corporate Debt Funds A-Rated

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such

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comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (June 30, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/08	period rank	period rank	period rank

Putnam VT Income Fund	67% (26/38)	50% (19/37)	65% (18/27)
Lipper VP (Underlying Funds) — Corporate Debt Funds A-Rated

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

9

Putnam VT Income Fund

The fund’s portfolio
6/30/08 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (136.7%)*

Principal amount		Value

U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from
September 20, 2032
to November 20, 2037	$15,571,566	$16,106,238

U.S. Government Agency Mortgage Obligations (134.0%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from October 1,
2029 to November 1, 2029	210,168	224,170
6s, September 1, 2021	53,418	54,766
5 1/2s, October 1, 2036	598,792	591,027
5 1/2s, May 1, 2016	383,486	390,107
Federal National Mortgage Association
Pass-Through Certificates
9s, January 1, 2027	79,599	87,433
7 1/2s, with due dates from June 1,
2032 to April 1, 2033	228,589	243,034
7s, with due dates from April 1, 2032
to April 1, 2033	964,187	1,019,010
7s, with due dates from November 1,
2010 to November 1, 2014	125,343	129,689
6 1/2s, with due dates from November 1,
2034 to December 1, 2037	2,172,537	2,239,092
6 1/2s, TBA, August 1, 2038	27,000,000	27,685,546
6 1/2s, TBA, July 1, 2038	27,000,000	27,772,033
6s, with due dates from November 1,
2035 to September 1, 2037	13,652,432	13,802,861
6s, with due dates from June 1, 2009
to September 1, 2021	1,428,590	1,460,481
6s, TBA, July 1, 2034	16,000,000	16,138,750
5 1/2s, with due dates from November 1,
2036 to December 1, 2037	8,541,813	8,430,219
5 1/2s, with due dates from March 1,
2009 to October 1, 2022	18,177,152	18,339,289
5 1/2s, TBA, August 1, 2038	76,000,000	74,702,657
5 1/2s, TBA, July 1, 2035	431,000,000	424,669,688
5s, October 1, 2020	518,966	519,027
5s, TBA, August 1, 2038	52,000,000	49,716,878
5s, TBA, July 1, 2038	123,000,000	117,858,981
4 1/2s, with due dates from March 1,
2034 to November 1, 2035	757,898	703,477
		786,778,215

Total U.S. government and agency mortgage obligations
(cost $804,391,770)		$802,884,453

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)*

Principal amount		Value

Adjustable Rate Mortgage Trust FRB
Ser. 04-5, Class 3A1, 4.943s, 2035	$1,044,378	$892,943
Asset Backed Funding Certificates 144A
FRB Ser. 06-OPT3, Class B, 4.983s, 2036	61,000	3,487
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	549,555	568,780
FRB Ser. 97-D5, Class A5, 7.187s, 2043	97,000	99,648
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.838s, 2049	487,000	474,905
Ser. 07-2, Class A2, 5.634s, 2049 (F)	494,000	484,184
Ser. 06-4, Class A2, 5.522s, 2046	2,663,000	2,640,392
Ser. 04-3, Class A5, 5.493s, 2039	1,630,000	1,615,998
FRB Ser. 05-1, Class A5, 5.24s, 2042	54,000	53,150
Ser. 05-6, Class A2, 5.165s, 2047	323,000	318,844
Ser. 07-5, Class XW, Interest only (IO),
0.607s, 2051	13,759,098	339,765
Ser. 07-1, Class XW, IO, 0.465s, 2049	6,439,534	113,323
Ser. 06-1, Class XC, IO, 0.076s, 2045	17,572,071	102,710
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	289,000	261,948
Ser. 02-PB2, Class XC, IO,
0.33s, 2035 (F)	3,947,285	68,722
Ser. 04-4, Class XC, IO, 0.192s, 2042	12,138,735	164,846
Ser. 04-5, Class XC, IO, 0.173s, 2041	20,047,158	215,317
Ser. 05-1, Class XW, IO, 0.144s, 2042	47,363,348	128,441
Ser. 05-4, Class XC, IO, 0.093s, 2045	33,640,182	206,018
Ser. 06-5, Class XC, IO, 0.091s, 2016	40,679,244	502,951
Ser. 06-4, Class XC, IO, 0.088s, 2046	20,049,490	208,515
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.991s, 2036	64,538	51,308
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H,
3.421s, 2018	143,000	139,783
FRB Ser. 04-BBA4, Class G,
3.171s, 2018	196,000	192,080
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K,
4.471s, 2022	184,000	150,880
FRB Ser. 05-MIB1, Class J,
3.521s, 2022	582,000	483,060
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.658s, 2033	141,198	139,830
Ser. 05-E, Class 2, IO, 0.303s, 2035	12,419,914	49,486
Ser. 04-D, Class 2A, IO, 0.284s, 2034	4,621,788	5,236
Banc of America Structured Security Trust
144A Ser. 02-X1, Class A3, 5.436s, 2033	708,058	712,576
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 2.783s, 2035	466,532	410,548
Ser. 04-2, IO, 2.22s, 2034	2,240,696	88,508
Ser. 06-2A, IO, 1.798s, 2036	1,173,178	94,910
Ser. 05-3A, IO, 1.6s, 2035	6,029,454	421,459

10

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Bayview Commercial Asset Trust 144A
Ser. 05-1A, IO, 1.6s, 2035	$2,002,252	$100,513
Ser. 04-3, IO, 1.6s, 2035	1,426,231	57,049
Ser. 07-5A, IO, 1.55s, 2037	5,365,046	676,532
Ser. 07-2A, IO, 1.3s, 2037	6,138,306	632,246
Ser. 07-1, Class S, IO, 1.211s, 2037	5,546,491	542,447
Ser. 06-4A, IO, 1.14s, 2036	841,843	93,613
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 6.833s, 2034	62,846	56,399
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	1,431,500	1,106,728
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.448s, 2032	412,000	384,923
Ser. 07-PW17, Class A3, 5.736s, 2050	5,940,000	5,694,797
Ser. 04-PR3I, Class X1, IO, 0.448s, 2041	3,098,308	46,171
Ser. 05-PWR9, Class X1, IO,
0.107s, 2042	25,047,039	206,889
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.883s, 2038	7,631,866	294,132
Ser. 06-PW14, Class X1, IO,
0.09s, 2038	8,208,623	120,338
Ser. 07-PW15, Class X1, IO,
0.078s, 2044	25,418,924	237,667
Ser. 05-PW10, Class X1, IO,
0.074s, 2040	12,372,849	44,047
Ser. 07-PW16, Class X, IO,
0.032s, 2040	54,839,450	43,872
Bear Stearns Small Balance Commercial
Trust 144A Ser. 06-1A, Class AIO, IO,
1s, 2034	3,064,800	38,816
Chase Commercial Mortgage
Securities Corp. Ser. 00-3, Class A2,
7.319s, 2032	243,974	253,454
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	2,005,365	1,995,266
Ser. 98-1, Class G, 6.56s, 2030	515,745	466,898
Ser. 98-1, Class H, 6.34s, 2030	779,000	582,580
Citigroup Ser. 08-C7, Class A2A,
6.034s, 2012	800,000	804,270
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.299s, 2014	1,470,000	1,492,905
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.123s, 2043	46,439,368	402,716
Ser. 06-C5, Class XC, IO, 0.085s, 2049	50,310,846	540,449
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR7, Class 2A2A,
5.662s, 2036	165,154	124,278
IFB Ser. 07-6, Class 2A5, IO,
4.168s, 2037	1,862,977	134,639

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Citigroup/Deutsche Bank Commercial
Mortgage Trust Ser. 06-CD3, Class A4,
5.658s, 2048	$308,000	$303,271
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.56s, 2049	10,725,043	219,947
Ser. 06-CD2, Class X, IO,
0.128s, 2046	33,148,002	134,815
Ser. 07-CD4, Class XC, IO,
0.057s, 2049	35,861,924	274,568
Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	895,470	906,289
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	1,125,948
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.221s, 2017	710,000	701,333
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	405,000	363,913
Ser. 06-CN2A, Class J, 5.756s, 2019	324,000	289,471
FRB Ser. 01-J2A, Class A2F,
2.971s, 2034 (F)	653,000	574,603
Ser. 03-LB1A, Class X1, IO,
0.461s, 2038	3,606,122	138,847
Ser. 05-LP5, Class XC, IO,
0.117s, 2043	24,360,815	192,410
Ser. 05-C6, Class XC, IO,
0.079s, 2044	24,818,696	139,920
Ser. 06-C8, Class XS, IO, 0.062s, 2046	23,725,716	244,729
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	596,320	485,348
Ser. 05-24, Class 1AX, IO,
1.222s, 2035	4,007,758	83,130
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.713s, 2035	30,585	23,857
Ser. 05-9, Class 1X, IO, 3.126s, 2035	3,236,605	75,858
Ser. 05-2, Class 2X, IO, 1.16s, 2035	3,466,411	71,495
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	379,318	394,946
IFB Ser. 05-R1, Class 1AS, IO,
3.597s, 2035	2,641,983	172,179
IFB Ser. 05-R2, Class 1AS, IO,
3.242s, 2035	2,769,415	146,240
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.005s, 2039	1,846,000	1,830,178
Ser. 06-C5, Class AX, IO, 0.11s, 2039	15,106,585	218,925
Credit Suisse Mortgage Capital
Certificates 144A
Ser. 07-C2, Class AX, IO, 0.28s, 2049	48,940,730	427,253
Ser. 06-C4, Class AX, IO, 0.105s, 2039	30,891,808	426,007

11

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Credit Suisse Mortgage Capital
Certificates 144A
Ser. 07-C1, Class AX, IO,
0.083s, 2040	$31,788,281	$317,883
Ser. 06-C3, Class AX, IO,
0.032s, 2038	88,925,327	17,785
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class C, 3.083s, 2017	286,000	267,410
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	1,172,000	1,108,173
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	371,000	386,691
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	1,850,000	1,795,443
FRB Ser. 04-C3, Class A5,
5.113s, 2036 (F)	20,000	19,069
Ser. 04-C3, Class A3, 4.302s, 2036	42,000	41,698
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 3.421s, 2020	106,500	102,240
FRB Ser. 04-TF2A, Class J, 3.421s, 2016	278,000	257,150
FRB Ser. 04-TF2A, Class H, 3.171s, 2019	278,000	265,490
Ser. 01-CK1, Class AY, IO,
0.901s, 2035 (F)	25,846,757	416,218
Ser. 03-C3, Class AX, IO, 0.498s, 2038	27,812,670	1,034,574
Ser. 02-CP3, Class AX, IO,
0.391s, 2035	7,149,459	253,490
Ser. 04-C4, Class AX, IO, 0.278s, 2039	3,678,052	73,274
Ser. 05-C2, Class AX, IO, 0.157s, 2037	27,599,610	371,877
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	953,627	995,421
Ser. 99-CG2, Class B3, 6.1s, 2032	854,000	851,368
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,115,743
Ser. 98-CF2, Class B3, 6.04s, 2031	315,455	316,736
Fannie Mae
IFB Ser. 06-70, Class SM, 33.724s, 2036	142,638	184,155
IFB Ser. 07-75, Class JS, 32 1/2s, 2037	862,658	1,160,376
IFB Ser. 07-80, Class AS, 29 1/2s, 2037	341,533	433,524
IFB Ser. 07-75, Class CS, 28.123s, 2037	582,405	777,398
IFB Ser. 06-62, Class PS, 25.005s, 2036	567,305	714,900
IFB Ser. 07-60, Class SB, 24.705s, 2037	308,113	369,058
IFB Ser. 06-76, Class QB, 24.705s, 2036	605,572	761,843
IFB Ser. 06-48, Class TQ, 24.705s, 2036	1,121,825	1,382,860
IFB Ser. 06-63, Class SP, 24.405s, 2036	663,258	823,995
IFB Ser. 07-W7, Class 1A4, 24.285s, 2037	589,862	700,765
IFB Ser. 07-81, Class SC, 22.905s, 2037	580,424	683,192
IFB Ser. 07-1, Class NK, 22.096s, 2037	1,451,514	1,755,678
IFB Ser. 06-104, Class GS, 21.747s, 2036	403,657	485,132
IFB Ser. 06-104, Class ES, 21.038s, 2036	775,289	927,163
IFB Ser. 05-37, Class SU, 19.27s, 2035	934,991	1,098,217
IFB Ser. 06-49, Class SE, 19.07s, 2036	966,553	1,123,598
IFB Ser. 06-60, Class AK, 18.87s, 2036	464,018	537,228
IFB Ser. 06-60, Class TK, 18.67s, 2036	321,512	371,931

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 06-104, Class CS, 18.529s, 2036	$818,668	$914,643
IFB Ser. 07-30, Class FS, 18.329s, 2037	1,459,545	1,623,183
IFB Ser. 07-96, Class AS, 17.738s, 2037	697,696	750,543
IFB Ser. 06-115, Class ES, 16.63s, 2036	603,266	687,720
IFB Ser. 06-8, Class PK, 16.47s, 2036	1,124,690	1,216,222
IFB Ser. 05-57, Class CD, 15.816s, 2035	476,338	524,229
IFB Ser. 05-74, Class CP, 15.648s, 2035	564,222	633,581
IFB Ser. 05-115, Class NQ, 15.628s, 2036	316,855	340,429
IFB Ser. 06-27, Class SP, 15.464s, 2036	890,618	991,656
IFB Ser. 06-8, Class HP, 15.464s, 2036	940,051	1,044,474
IFB Ser. 06-8, Class WK, 15.464s, 2036	1,502,415	1,656,394
IFB Ser. 05-106, Class US, 15.464s, 2035	1,361,556	1,519,310
IFB Ser. 05-99, Class SA, 15.464s, 2035	664,259	727,562
IFB Ser. 05-45, Class DA, 15.318s, 2035	1,095,281	1,210,153
IFB Ser. 05-74, Class DM, 15.281s, 2035	1,294,723	1,424,157
IFB Ser. 05-45, Class DC, 15.208s, 2035	772,809	850,744
IFB Ser. 06-60, Class CS, 14.988s, 2036	307,845	319,996
IFB Ser. 05-57, Class DC, 13.707s, 2034	794,722	855,854
IFB Ser. 05-74, Class SK, 13.303s, 2035	1,032,647	1,114,333
IFB Ser. 05-74, Class CS, 13.193s, 2035	643,115	695,725
IFB Ser. 05-45, Class PC, 12.803s, 2034	390,332	415,629
IFB Ser. 05-114, Class SP, 12.753s, 2036	396,140	410,724
IFB Ser. 05-95, Class OP, 12.687s, 2035	404,431	413,409
IFB Ser. 05-95, Class CP, 12.496s, 2035	97,566	105,240
IFB Ser. 05-106, Class JC, 12.426s, 2035	281,516	281,302
IFB Ser. 05-83, Class QP, 10.94s, 2034	229,864	228,751
IFB Ser. 05-72, Class SB, 10.669s, 2035	641,232	644,265
Ser. 03-W6, Class PT1, 9.958s, 2042	163,164	183,411
Ser. 02-T12, Class A4, 9 1/2s, 2042	81,007	87,460
Ser. 02-T4, Class A4, 9 1/2s, 2041	124,238	137,703
Ser. 02-T6, Class A3, 9 1/2s, 2041	160,531	176,472
Ser. 04-T3, Class PT1, 8.93s, 2044	313,501	342,324
Ser. 02-26, Class A2, 7 1/2s, 2048	544,165	579,636
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	308,455	330,128
Ser. 03-W1, Class 2A, 7 1/2s, 2042	577,053	614,478
Ser. 02-T12, Class A3, 7 1/2s, 2042	160,655	170,610
Ser. 02-14, Class A2, 7 1/2s, 2042	318,691	338,315
Ser. 01-T10, Class A2, 7 1/2s, 2041	679,868	720,927
Ser. 02-T4, Class A3, 7 1/2s, 2041	114,633	121,542
Ser. 01-T12, Class A2, 7 1/2s, 2041	615,279	652,067
Ser. 01-T3, Class A1, 7 1/2s, 2040	111,572	118,155
Ser. 01-T1, Class A1, 7 1/2s, 2040	246,199	262,761
Ser. 99-T2, Class A1, 7 1/2s, 2039	58,440	63,062
Ser. 386, Class 26, IO, 7 1/2s, 2038	84,584	14,531
Ser. 383, Class 88, IO, 7 1/2s, 2037	89,682	16,858
Ser. 383, Class 89, IO, 7 1/2s, 2037	73,196	13,818
Ser. 383, Class 87, IO, 7 1/2s, 2037	111,404	21,699
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	312,141	332,766
Ser. 02-T1, Class A3, 7 1/2s, 2031	290,205	308,493

12

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

	Principal amount	Value

Fannie Mae
Ser. 00-T6, Class A1, 7 1/2s, 2030	$529,188	$560,247
Ser. 01-T5, Class A3, 7 1/2s, 2030	66,528	70,630
Ser. 01-T4, Class A1, 7 1/2s, 2028	1,588,219	1,702,824
Ser. 02-26, Class A1, 7s, 2048	450,814	474,476
Ser. 04-T3, Class 1A3, 7s, 2044	411,155	434,469
Ser. 03-W3, Class 1A2, 7s, 2042	203,777	214,739
Ser. 02-T16, Class A2, 7s, 2042	418,211	441,249
Ser. 02-14, Class A1, 7s, 2042	223,184	234,423
Ser. 02-T4, Class A2, 7s, 2041	120,081	126,037
Ser. 01-W3, Class A, 7s, 2041	142,129	149,778
Ser. 386, Class 24, IO, 7s, 2038	90,284	16,769
Ser. 386, Class 25, IO, 7s, 2038	89,643	16,766
Ser. 386, Class 22, IO, 7s, 2038	97,186	18,664
Ser. 386, Class 21, IO, 7s, 2037	109,873	21,549
Ser. 386, Class 23, IO, 7s, 2037	107,330	20,075
Ser. 383, Class 84, IO, 7s, 2037	100,618	21,333
Ser. 383, Class 85, IO, 7s, 2037	87,742	18,366
Ser. 383, Class 79, IO, 7s, 2037	103,304	22,469
Ser. 383, Class 80, IO, 7s, 2037	223,620	49,535
Ser. 383, Class 81, IO, 7s, 2037	124,136	25,910
Ser. 383, Class 82, IO, 7s, 2037	121,541	24,796
Ser. 383, Class 83, IO, 7s, 2037	102,331	21,491
Ser. 05-W4, Class 1A3, 7s, 2035	442,851	466,418
Ser. 04-W1, Class 2A2, 7s, 2033	1,316,831	1,390,836
Ser. 386, Class 20, IO, 6 1/2s, 2038	106,674	22,023
Ser. 386, Class 14, IO, 6 1/2s, 2038	876,402	192,682
Ser. 386, Class 12, IO, 6 1/2s, 2038	573,505	121,384
Ser. 386, Class 19, IO, 6 1/2s, 2038	103,489	21,055
Ser. 386, Class 15, IO, 6 1/2s, 2037	145,070	30,371
Ser. 386, Class 17, IO, 6 1/2s, 2037	159,210	33,904
Ser. 386, Class 18, IO, 6 1/2s, 2037	117,479	24,807
Ser. 386, Class 13, IO, 6 1/2s, 2037	149,810	30,509
Ser. 386, Class 16, IO, 6 1/2s, 2037	108,534	23,091
Ser. 383, Class 60, IO, 6 1/2s, 2037	506,793	117,140
Ser. 383, Class 62, IO, 6 1/2s, 2037	139,213	31,565
Ser. 383, Class 69, IO, 6 1/2s, 2037	91,271	20,695
Ser. 383, Class 63, IO, 6 1/2s, 2037	109,622	24,285
Ser. 383, Class 64, IO, 6 1/2s, 2037	203,373	46,478
Ser. 383, Class 67, IO, 6 1/2s, 2037	106,739	24,116
Ser. 383, Class 58, IO, 6 1/2s, 2037	236,803	53,337
Ser. 383, Class 59, IO, 6 1/2s, 2037	147,812	32,716
Ser. 383, Class 61, IO, 6 1/2s, 2037	118,146	26,244
Ser. 383, Class 65, IO, 6 1/2s, 2037	139,070	32,061
Ser. 383, Class 66, IO, 6 1/2s, 2037	142,666	32,790
Ser. 383, Class 72, IO, 6 1/2s, 2037	566,994	131,503
Ser. 383, Class 77, IO, 6 1/2s, 2037	89,044	20,304
Ser. 383, Class 78, IO, 6 1/2s, 2037	88,606	20,151
Ser. 381, Class 14, IO, 6 1/2s, 2037	810,810	182,425
Ser. 381, Class 16, IO, 6 1/2s, 2037	211,627	65,554

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

	Principal amount	Value

Fannie Mae
Ser. 381, Class 15, IO, 6 1/2s, 2037	$343,732	$80,684
Ser. 383, Class 73, IO, 6 1/2s, 2037	192,748	43,662
Ser. 383, Class 76, IO, 6 1/2s, 2037	115,451	26,927
Ser. 383, Class 70, IO, 6 1/2s, 2037	298,864	67,760
Ser. 383, Class 74, IO, 6 1/2s, 2037	159,411	36,031
Ser. 383, Class 71, IO, 6 1/2s, 2036	126,034	28,348
Ser. 383, Class 75, IO, 6 1/2s, 2036	100,846	23,248
Ser. 371, Class 2, IO, 6 1/2s, 2036	2,683,326	713,028
Ser. 389, Class 6, IO, 6s, 2038	100,000	18,983
Ser. 386, Class 10, IO, 6s, 2038	94,717	21,059
Ser. 386, Class 8, IO, 6s, 2038	677,992	144,983
Ser. 389, Class 3, IO, 6s, 2038	100,000	23,099
Ser. 383, Class 40, IO, 6s, 2038	970,352	223,002
Ser. 383, Class 41, IO, 6s, 2038	851,803	195,588
Ser. 383, Class 42, IO, 6s, 2038	615,782	142,132
Ser. 383, Class 43, IO, 6s, 2038	556,516	128,841
Ser. 383, Class 44, IO, 6s, 2038	508,596	117,392
Ser. 383, Class 45, IO, 6s, 2038	391,751	91,557
Ser. 383, Class 46, IO, 6s, 2038	340,091	79,449
Ser. 383, Class 47, IO, 6s, 2038	301,613	70,460
Ser. 383, Class 48, IO, 6s, 2038	270,681	63,424
Ser. 383, Class 52, IO, 6s, 2038	109,686	25,701
Ser. 389, Class 2, IO, 6s, 2038	100,000	20,879
Ser. 389, Class 5, IO, 6s, 2038	126,000	27,960
Ser. 389, Class 4, IO, 6s, 2038	100,000	21,199
Ser. 386, Class 9, IO, 6s, 2038	486,149	107,798
Ser. 383, Class 28, IO, 6s, 2038	1,016,081	235,959
Ser. 383, Class 29, IO, 6s, 2038	913,714	212,734
Ser. 383, Class 30, IO, 6s, 2038	673,928	158,051
Ser. 383, Class 31, IO, 6s, 2038	594,855	139,507
Ser. 383, Class 32, IO, 6s, 2038	461,251	109,049
Ser. 383, Class 33, IO, 6s, 2038	394,749	93,326
Ser. 383, Class 37, IO, 6s, 2038	153,425	36,549
Ser. 386, Class 7, IO, 6s, 2038	592,836	143,122
Ser. 383, Class 34, IO, 6s, 2037	160,136	37,075
Ser. 383, Class 35, IO, 6s, 2037	132,472	30,591
Ser. 383, Class 36, IO, 6s, 2037	103,908	24,109
Ser. 383, Class 38, IO, 6s, 2037	89,585	20,696
Ser. 383, Class 50, IO, 6s, 2037	185,231	42,236
Ser. 386, Class 6, IO, 6s, 2037	285,853	65,755
Ser. 383, Class 49, IO, 6s, 2037	139,475	32,054
Ser. 383, Class 51, IO, 6s, 2037	144,212	32,883
Ser. 383, Class 57, IO, 6s, 2037	88,118	20,339
Ser. 383, Class 98, IO, 6s, 2022	155,805	25,137
Ser. 383, Class 99, IO, 6s, 2022	80,326	12,590
Ser. 383, Class 17, IO, 5 1/2s, 2038	798,295	184,444
Ser. 383, Class 18, IO, 5 1/2s, 2038	532,959	123,776
Ser. 383, Class 19, IO, 5 1/2s, 2038	485,677	112,795
Ser. 383, Class 25, IO, 5 1/2s, 2038	90,007	20,141

13

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

	Principal amount	Value

Fannie Mae
Ser. 386, Class 3, IO, 5 1/2s, 2037	$294,098	$67,077
Ser. 386, Class 4, IO, 5 1/2s, 2037	120,126	27,889
Ser. 386, Class 5, IO, 5 1/2s, 2037	95,371	22,494
Ser. 383, Class 14, IO, 5 1/2s, 2037	190,604	44,460
Ser. 383, Class 15, IO, 5 1/2s, 2037	91,833	20,954
Ser. 383, Class 3, IO, 5 1/2s, 2037	840,637	192,732
Ser. 383, Class 4, IO, 5 1/2s, 2037	742,813	171,340
Ser. 383, Class 5, IO, 5 1/2s, 2037	471,439	108,744
Ser. 383, Class 6, IO, 5 1/2s, 2037	423,740	98,037
Ser. 383, Class 7, IO, 5 1/2s, 2037	417,404	96,280
Ser. 383, Class 10, IO, 5 1/2s, 2037	154,179	37,009
Ser. 383, Class 11, IO, 5 1/2s, 2037	106,403	25,275
Ser. 383, Class 12, IO, 5 1/2s, 2037	97,910	23,316
Ser. 383, Class 13, IO, 5 1/2s, 2037	97,937	23,323
Ser. 383, Class 8, IO, 5 1/2s, 2037	168,529	40,453
Ser. 383, Class 9, IO, 5 1/2s, 2037	160,876	38,616
Ser. 383, Class 20, IO, 5 1/2s, 2037	300,337	71,189
Ser. 383, Class 21, IO, 5 1/2s, 2037	283,503	67,198
Ser. 383, Class 22, IO, 5 1/2s, 2037	192,416	45,493
Ser. 383, Class 23, IO, 5 1/2s, 2037	173,624	41,050
Ser. 383, Class 24, IO, 5 1/2s, 2037	121,577	27,787
Ser. 383, Class 26, IO, 5 1/2s, 2037	93,500	22,218
Ser. 363, Class 2, IO, 5 1/2s, 2035	1,136,052	297,446
Ser. 383, Class 95, IO, 5 1/2s, 2022	243,670	40,409
Ser. 383, Class 97, IO, 5 1/2s, 2022	103,789	16,573
Ser. 383, Class 94, IO, 5 1/2s, 2022	122,946	20,049
Ser. 383, Class 96, IO, 5 1/2s, 2022	133,656	20,784
IFB Ser. 07-W6, Class 6A2, IO,
5.318s, 2037	775,322	82,370
IFB Ser. 06-90, Class SE, IO,
5.318s, 2036	876,801	115,754
IFB Ser. 03-66, Class SA, IO,
5.168s, 2033	1,096,367	124,044
Ser. 383, Class 2, IO, 5s, 2037	96,040	23,108
Ser. 383, Class 1, IO, 5s, 2037	171,492	40,257
Ser. 383, Class 92, IO, 5s, 2022	106,597	16,819
IFB Ser. 07-W6, Class 5A2, IO,
4.808s, 2037	1,107,125	114,531
IFB Ser. 07-W4, Class 4A2, IO,
4.798s, 2037	5,302,311	519,892
IFB Ser. 07-W2, Class 3A2, IO,
4.798s, 2037	1,515,802	149,186
IFB Ser. 06-115, Class BI, IO,
4.778s, 2036	1,346,526	103,047
IFB Ser. 05-113, Class AI, IO,
4.748s, 2036	281,028	30,794
IFB Ser. 05-113, Class DI, IO,
4.748s, 2036	3,655,247	346,449
IFB Ser. 05-52, Class DC, IO,
4.718s, 2035	722,993	92,981

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-60, Class AX, IO,
4.668s, 2037	$3,613,779	$380,596
IFB Ser. 06-60, Class SI, IO,
4.668s, 2036	1,444,211	159,344
IFB Ser. 06-60, Class UI, IO,
4.668s, 2036	582,519	64,986
IFB Ser. 04-24, Class CS, IO,
4.668s, 2034	1,522,573	164,446
IFB Ser. 07-W7, Class 3A2, IO,
4.648s, 2037	1,870,696	174,640
IFB Ser. 03-122, Class SA, IO,
4.618s, 2028	1,963,128	139,692
IFB Ser. 03-122, Class SJ, IO,
4.618s, 2028	2,042,561	147,649
IFB Ser. 06-60, Class DI, IO,
4.588s, 2035	796,608	68,707
IFB Ser. 04-60, Class SW, IO,
4.568s, 2034	2,820,668	303,012
IFB Ser. 05-65, Class KI, IO,
4.518s, 2035	6,537,705	579,544
IFB Ser. 08-10, Class LI, IO,
4.498s, 2038	441,199	46,820
IFB Ser. 08-01, Class GI, IO,
4.478s, 2037	5,667,957	575,987
IFB Ser. 07-39, Class LI, IO,
4.288s, 2037	237,452	22,945
IFB Ser. 07-23, Class SI, IO,
4.288s, 2037	1,282,681	110,272
IFB Ser. 07-54, Class CI, IO,
4.278s, 2037	941,152	92,265
IFB Ser. 07-39, Class PI, IO,
4.278s, 2037	909,931	79,728
IFB Ser. 07-30, Class WI, IO,
4.278s, 2037	7,739,978	636,776
IFB Ser. 07-28, Class SE, IO,
4.268s, 2037	1,000,453	93,420
IFB Ser. 06-128, Class SH, IO,
4.268s, 2037	1,144,092	94,079
IFB Ser. 06-56, Class SM, IO,
4.268s, 2036	2,767,025	230,261
IFB Ser. 05-73, Class SI, IO,
4.268s, 2035	633,327	50,348
IFB Ser. 05-12, Class SC, IO,
4.268s, 2035	944,775	73,736
IFB Ser. 05-17, Class ES, IO,
4.268s, 2035	1,257,352	110,419
IFB Ser. 05-17, Class SY, IO,
4.268s, 2035	584,645	48,553
IFB Ser. 07-W5, Class 2A2, IO,
4.258s, 2037	546,322	43,227
IFB Ser. 07-30, Class IE, IO,
4.258s, 2037	2,721,370	293,900
IFB Ser. 06-123, Class CI, IO,
4.258s, 2037	2,227,716	211,414

14

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 06-123, Class UI, IO,
4.258s, 2037	$991,230	$92,564
IFB Ser. 05-82, Class SY, IO,
4.248s, 2035	2,471,923	201,466
IFB Ser. 05-45, Class EW, IO,
4.238s, 2035	2,212,542	174,116
IFB Ser. 05-45, Class SR, IO,
4.238s, 2035	3,359,127	273,616
IFB Ser. 07-15, Class BI, IO,
4.218s, 2037	1,616,278	148,612
IFB Ser. 06-126, Class CS, IO,
4.218s, 2037	633,322	54,610
IFB Ser. 06-16, Class SM, IO,
4.218s, 2036	856,534	78,801
IFB Ser. 05-95, Class CI, IO,
4.218s, 2035	1,480,552	141,528
IFB Ser. 05-84, Class SG, IO,
4.218s, 2035	2,423,351	233,298
IFB Ser. 05-57, Class NI, IO,
4.218s, 2035	507,688	45,273
IFB Ser. 05-54, Class SA, IO,
4.218s, 2035	2,371,766	194,369
IFB Ser. 05-23, Class SG, IO,
4.218s, 2035	1,885,245	175,152
IFB Ser. 05-17, Class SA, IO,
4.218s, 2035	1,641,032	155,570
IFB Ser. 05-17, Class SE, IO,
4.218s, 2035	1,784,741	165,229
IFB Ser. 05-57, Class DI, IO,
4.218s, 2035	3,775,521	312,849
IFB Ser. 05-83, Class QI, IO,
4.208s, 2035	397,969	40,982
IFB Ser. 06-128, Class GS, IO,
4.198s, 2037	1,057,750	100,336
Ser. 06-116, Class ES, IO, 4.168s, 2036	722,715	58,610
IFB Ser. 06-114, Class IS, IO,
4.168s, 2036	1,138,776	98,098
IFB Ser. 06-115, Class GI, IO,
4.158s, 2036	1,058,554	101,635
IFB Ser. 06-115, Class IE, IO,
4.158s, 2036	874,563	78,715
IFB Ser. 06-117, Class SA, IO,
4.158s, 2036	1,299,116	112,087
IFB Ser. 06-121, Class SD, IO,
4.158s, 2036	2,144,283	186,694
IFB Ser. 06-109, Class SG, IO,
4.148s, 2036	1,524,278	134,055
IFB Ser. 06-104, Class IM, IO,
4.138s, 2036	363,405	32,372
IFB Ser. 06-104, Class SY, IO,
4.138s, 2036	767,161	62,501
IFB Ser. 06-109, Class SH, IO,
4.138s, 2036	1,136,162	110,907
Ser. 06-104, Class SG, IO, 4.118s, 2036	1,489,028	116,039

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-W6, Class 4A2, IO,
4.118s, 2037	$4,523,067	$390,668
IFB Ser. 06-128, Class SC, IO,
4.118s, 2037	3,641,693	317,119
IFB Ser. 06-43, Class SI, IO,
4.118s, 2036	2,005,918	168,531
IFB Ser. 06-44, Class IS, IO,
4.118s, 2036	1,753,259	138,275
IFB Ser. 06-8, Class JH, IO,
4.118s, 2036	3,971,183	378,553
IFB Ser. 05-122, Class SG, IO,
4.118s, 2035	865,443	77,931
IFB Ser. 05-95, Class OI, IO,
4.108s, 2035	223,301	21,291
IFB Ser. 06-92, Class JI, IO,
4.098s, 2036	860,635	75,616
IFB Ser. 06-92, Class LI, IO,
4.098s, 2036	1,278,104	112,406
IFB Ser. 06-96, Class ES, IO,
4.098s, 2036	1,397,498	120,798
IFB Ser. 06-99, Class AS, IO,
4.098s, 2036	985,929	87,988
IFB Ser. 06-85, Class TS, IO,
4.078s, 2036	2,099,358	169,270
IFB Ser. 06-61, Class SE, IO,
4.068s, 2036	2,018,018	149,446
IFB Ser. 07-75, Class PI, IO,
4.058s, 2037	1,459,861	119,012
IFB Ser. 07-76, Class SA, IO,
4.058s, 2037	1,495,846	113,916
IFB Ser. 07-W7, Class 2A2, IO,
4.048s, 2037	3,567,959	297,379
IFB Ser. 07-88, Class MI, IO,
4.038s, 2037	444,229	32,502
Ser. 06-94, Class NI, IO, 4.018s, 2036	730,227	55,661
IFB Ser. 07-116, Class IA, IO,
4.018s, 2037	5,493,644	446,726
IFB Ser. 07-103, Class AI, IO,
4.018s, 2037	6,124,354	517,578
IFB Ser. 07-1, Class NI, IO,
4.018s, 2037	3,369,848	262,159
IFB Ser. 07-15, Class NI, IO,
4.018s, 2022	1,739,216	134,315
IFB Ser. 08-3, Class SC, IO,
3.968s, 2038	357,428	28,189
IFB Ser. 07-109, Class XI, IO,
3.968s, 2037	879,705	73,089
IFB Ser. 07-109, Class YI, IO,
3.968s, 2037	1,383,219	104,688
IFB Ser. 07-W8, Class 2A2, IO,
3.968s, 2037	2,429,914	195,118
IFB Ser. 07-88, Class JI, IO,
3.968s, 2037	1,874,864	157,153

15

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-54, Class KI, IO,
3.958s, 2037	$703,671	$51,856
IFB Ser. 07-30, Class JS, IO,
3.958s, 2037	2,298,477	192,443
IFB Ser. 07-30, Class LI, IO,
3.958s, 2037	3,501,544	301,618
IFB Ser. 07-W2, Class 1A2, IO,
3.948s, 2037	1,017,649	84,362
IFB Ser. 07-106, Class SN, IO,
3.928s, 2037	1,465,460	109,924
IFB Ser. 07-54, Class IA, IO,
3.928s, 2037	1,228,183	104,417
IFB Ser. 07-54, Class IB, IO,
3.928s, 2037	1,228,183	104,417
IFB Ser. 07-54, Class IC, IO,
3.928s, 2037	1,228,183	104,417
IFB Ser. 07-54, Class ID, IO,
3.928s, 2037	1,228,183	104,417
IFB Ser. 07-54, Class IE, IO,
3.928s, 2037	1,228,183	104,417
IFB Ser. 07-54, Class IF, IO,
3.928s, 2037	1,827,558	154,409
IFB Ser. 07-54, Class NI, IO,
3.928s, 2037	1,072,982	87,238
IFB Ser. 07-54, Class UI, IO,
3.928s, 2037	1,471,261	130,897
IFB Ser. 07-109, Class AI, IO,
3.918s, 2037	4,600,594	368,380
IFB Ser. 07-91, Class AS, IO,
3.918s, 2037	958,286	72,831
IFB Ser. 07-91, Class HS, IO,
3.918s, 2037	1,029,779	75,303
IFB Ser. 07-15, Class CI, IO,
3.898s, 2037	4,136,940	347,353
IFB Ser. 06-123, Class BI, IO,
3.898s, 2037	5,416,084	444,370
IFB Ser. 06-115, Class JI, IO,
3.898s, 2036	3,003,325	252,303
IFB Ser. 07-109, Class PI, IO,
3.868s, 2037	1,471,494	112,563
IFB Ser. 06-123, Class LI, IO,
3.838s, 2037	2,004,117	160,661
IFB Ser. 08-1, Class NI, IO,
3.768s, 2037	2,656,133	181,135
IFB Ser. 07-116, Class BI, IO,
3.768s, 2037	5,102,976	351,803
IFB Ser. 08-01, Class AI, IO,
3.768s, 2037	6,869,541	524,271
IFB Ser. 08-10, Class GI, IO,
3.748s, 2038	1,849,825	131,449
IFB Ser. 08-1, Class HI, IO,
3.718s, 2037	3,211,065	237,371
IFB Ser. 07-39, Class AI, IO,
3.638s, 2037	2,154,401	155,117

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-32, Class SD, IO,
3.628s, 2037	$1,449,788	$101,089
IFB Ser. 07-30, Class UI, IO,
3.618s, 2037	1,199,888	90,571
IFB Ser. 07-32, Class SC, IO,
3.618s, 2037	1,926,085	140,801
IFB Ser. 07-1, Class CI, IO, 3.618s, 2037	1,389,411	102,831
IFB Ser. 05-74, Class SE, IO,
3.618s, 2035	3,721,279	226,183
IFB Ser. 05-82, Class SI, IO,
3.618s, 2035	4,706,682	294,019
IFB Ser. 05-14, Class SE, IO,
3.568s, 2035	895,081	55,804
IFB Ser. 05-58, Class IK, IO,
3.518s, 2035	1,737,500	148,431
IFB Ser. 08-1, Class BI, IO, 3.428s, 2038	3,577,944	200,859
IFB Ser. 07-75, Class ID, IO,
3.388s, 2037	1,183,537	80,221
Ser. 03-W12, Class 2, IO, 2.218s, 2043	2,408,570	152,087
Ser. 03-W10, Class 3, IO, 1.935s, 2043	2,280,070	127,223
Ser. 03-W10, Class 1, IO, 1.923s, 2043	5,570,614	305,270
Ser. 03-W8, Class 12, IO, 1.636s, 2042	10,320,411	536,516
FRB Ser. 03-W17, Class 12, IO,
1.15s, 2033	3,076,383	111,511
Ser. 03-T2, Class 2, IO, 0.812s, 2042	15,327,083	413,964
Ser. 03-W3, Class 2IO1, IO,
0.683s, 2042	1,496,224	31,261
Ser. 03-W6, Class 51, IO, 0.676s, 2042	4,290,617	84,756
Ser. 06-W3, Class 1AS, IO,
0.662s, 2046	5,026,693	302,161
Ser. 01-T12, Class IO, 0.565s, 2041	7,846,536	126,830
Ser. 03-W2, Class 1, IO, 0.468s, 2042	7,999,646	110,758
Ser. 03-W3, Class 1, IO, 0.439s, 2042	14,624,959	153,799
Ser. 02-T1, Class IO, IO, 0.422s, 2031	6,854,158	82,344
Ser. 03-W6, Class 3, IO, 0.366s, 2042	5,974,272	65,176
Ser. 03-W6, Class 23, IO, 0.352s, 2042	6,273,812	74,670
Ser. 03-W4, Class 3A, IO, 0.351s, 2042	6,168,685	70,337
Ser. 08-33, Principal only (PO),
zero %, 2038	277,999	194,187
Ser. 08-9, PO, zero %, 2038	201,698	149,449
Ser. 07-112, Class EO, PO, zero %, 2037	118,291	85,103
Ser. 07-89, Class PO, PO, zero %, 2037	159,596	116,569
Ser. 07-64, Class LO, PO, zero %, 2037	569,875	440,622
Ser. 06-117, Class OA, PO, zero %, 2036	149,742	107,616
Ser. 06-81, Class OP, PO, zero %, 2036	99,398	72,801
Ser. 06-56, Class XF, zero %, 2036	73,445	68,392
Ser. 06-16, Class OG, PO, zero %, 2036	77,357	55,082
Ser. 04-38, Class AO, PO, zero %, 2034	1,649,391	1,185,700
Ser. 04-61, Class CO, PO, zero %, 2031	1,158,396	966,199
Ser. 07-31, Class TS, IO, zero %, 2009	3,350,036	32,211
Ser. 07-15, Class IM, IO, zero %, 2009	1,355,968	11,967

16

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Fannie Mae
Ser. 07-16, Class TS, IO,
zero %, 2009 (F)	$5,511,349	$40,070
FRB Ser. 06-115, Class SN, zero %, 2036	465,805	461,265
FRB Ser. 06-104, Class EK, zero %, 2036	116,123	113,157
FRB Ser. 05-117, Class GF, zero %, 2036	90,069	75,441
FRB Ser. 05-65, Class ER, zero %, 2035	1,012,156	919,191
FRB Ser. 05-57, Class UL, zero %, 2035	909,246	848,776
FRB Ser. 05-36, Class QA, zero %, 2035	192,324	168,477
FRB Ser. 05-65, Class CU, zero %, 2034	126,747	142,825
FRB Ser. 05-81, Class DF, zero %, 2033	101,451	102,455
FRB Ser. 06-1, Class HF, zero %, 2032	84,934	80,267
IFB Ser. 06-75, Class FY, zero %, 2036	199,874	201,329
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	82,510	88,698
Ser. T-58, Class 4A, 7 1/2s, 2043	381,331	407,194
Ser. T-51, Class 2A, 7 1/2s, 2042	444,420	472,523
Ser. T-42, Class A5, 7 1/2s, 2042	318,494	340,082
Ser. T-60, Class 1A2, 7s, 2044	1,404,230	1,483,258
Ser. T-41, Class 2A, 7s, 2032	50,838	53,374
IFB Ser. T-56, Class 2ASI, IO,
5.618s, 2043	711,167	80,220
Ser. T-56, Class A, IO, 0.524s, 2043	4,047,691	64,716
Ser. T-56, Class 3, IO, 0.367s, 2043	4,267,169	54,721
Ser. T-56, Class 1, IO, 0.282s, 2043	5,500,954	46,268
Ser. T-56, Class 2, IO, 0.031s, 2043	5,023,023	14,853
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	1,609,388	1,605,548
First Horizon Alternative Mortgage Securities
FRB Ser. 05-AA10, Class 2A1,
5.749s, 2035 (F)	705,512	571,840
First Union National Bank-Bank of America
Commercial Mortgage 144A Ser. 01-C1,
Class 3, IO, 1.945s, 2033	13,216,255	440,702
First Union-Lehman Brothers Commercial
Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,258,818
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	330,309
First Union-Lehman Brothers-Bank of
America 144A Ser. 98-C2, Class G,
7s, 2035 (F)	1,515,000	1,457,356
Freddie Mac
IFB Ser. 3360, Class SB, 28.87s, 2037	371,590	489,628
IFB Ser. 3339, Class WS, 28.061s, 2037	552,515	734,637
IFB Ser. 3339, Class JS, 26.772s, 2037	482,540	601,786
IFB Ser. 3202, Class PS, 24.412s, 2036	379,757	471,656
IFB Ser. 3349, Class SA, 24.173s, 2037	1,946,772	2,374,185
IFB Ser. 3331, Class SE, 24.173s, 2037	475,594	566,342
IFB Ser. 3202, Class HM, 20.894s, 2036	256,602	305,491
IFB Ser. 3153, Class SX, 20.894s, 2036	337,218	401,142
IFB Ser. 3182, Class PS, 18.715s, 2032	897,310	1,069,107

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3081, Class DC, 18.039s, 2035	$539,763	$604,167
IFB Ser. 3211, Class SI, IO, 17.275s, 2036	89,934	35,904
IFB Ser. 3114, Class GK, 16.515s, 2036	374,907	413,573
IFB Ser. 3360, Class SC, 16.483s, 2037	778,844	812,759
IFB Ser. 3408, Class EK, 15.849s, 2037	1,539,250	1,617,490
IFB Ser. 2976, Class KL, 15.322s, 2035	986,752	1,074,612
IFB Ser. 2990, Class DP, 15.212s, 2034	829,467	895,848
IFB Ser. 2979, Class AS, 15.212s, 2034	241,169	255,360
IFB Ser. 3153, Class UT, 14.955s, 2036	204,639	214,931
IFB Ser. 3149, Class SU, 12.867s, 2036	417,983	425,907
IFB Ser. 3065, Class DC, 12.446s, 2035	880,033	891,350
IFB Ser. 3012, Class FS, 10.697s, 2035	76,719	76,129
IFB Ser. 2990, Class WP, 10.652s, 2035	582,293	595,216
IFB Ser. 2990, Class LB, 10.629s, 2034	1,037,384	1,020,556
IFB Ser. 2927, Class SI, IO, 6.029s, 2035	1,391,338	189,676
IFB Ser. 2828, Class GI, IO, 5.029s, 2034	1,624,157	184,241
IFB Ser. 3184, Class SP, IO, 4.879s, 2033	1,481,838	138,650
IFB Ser. 2869, Class SH, IO, 4.829s, 2034	756,454	58,888
IFB Ser. 2869, Class JS, IO, 4.779s, 2034	3,603,996	286,746
IFB Ser. 2882, Class LS, IO, 4.729s, 2034	678,541	72,103
IFB Ser. 3203, Class SH, IO, 4.669s, 2036	837,021	94,396
IFB Ser. 2815, Class PT, IO, 4.579s, 2032	1,631,282	144,186
IFB Ser. 2828, Class TI, IO, 4.579s, 2030	756,982	67,245
IFB Ser. 3397, Class GS, IO, 4.529s, 2037	910,562	74,128
IFB Ser. 3297, Class BI, IO, 4.289s, 2037	3,652,171	352,582
IFB Ser. 3287, Class SD, IO, 4.279s, 2037	1,412,503	123,950
IFB Ser. 3281, Class BI, IO, 4.279s, 2037	702,000	65,465
IFB Ser. 3281, Class CI, IO, 4.279s, 2037	662,379	54,457
IFB Ser. 3249, Class SI, IO, 4.279s, 2036	641,727	62,581
IFB Ser. 3028, Class ES, IO, 4.279s, 2035	4,011,081	375,367
IFB Ser. 2922, Class SE, IO, 4.279s, 2035	1,904,364	153,450
IFB Ser. 3045, Class DI, IO, 4.259s, 2035	9,573,708	756,710
IFB Ser. 3236, Class ES, IO, 4.229s, 2036	1,369,240	112,089
IFB Ser. 3136, Class NS, IO, 4.229s, 2036	2,375,440	196,475
IFB Ser. 3118, Class SD, IO, 4.229s, 2036	3,087,613	210,585
IFB Ser. 3107, Class DC, IO, 4.229s, 2035	4,304,933	413,898
IFB Ser. 2927, Class ES, IO, 4.229s, 2035	1,091,040	94,929
IFB Ser. 2950, Class SM, IO, 4.229s, 2016	2,126,400	172,379
IFB Ser. 3256, Class S, IO, 4.219s, 2036	1,611,817	153,792
IFB Ser. 3031, Class BI, IO, 4.219s, 2035	790,836	82,447
IFB Ser. 3244, Class SB, IO, 4.189s, 2036	1,015,314	91,737
IFB Ser. 3244, Class SG, IO, 4.189s, 2036	1,181,447	109,786
IFB Ser. 3236, Class IS, IO, 4.179s, 2036	1,842,225	161,755
IFB Ser. 2962, Class BS, IO, 4.179s, 2035	4,549,852	357,045
IFB Ser. 3114, Class TS, IO, 4.179s, 2030	5,016,348	365,669
IFB Ser. 3128, Class JI, IO, 4.159s, 2036	2,667,682	249,072
IFB Ser. 2990, Class LI, IO, 4.159s, 2034	1,546,590	147,468
IFB Ser. 3240, Class S, IO, 4.149s, 2036	3,492,908	313,568
IFB Ser. 3229, Class BI, IO, 4.149s, 2036	293,391	23,810

17

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3153, Class JI, IO, 4.149s, 2036	$1,704,047	$134,192
IFB Ser. 3065, Class DI, IO, 4.149s, 2035	608,193	62,187
IFB Ser. 3145, Class GI, IO, 4.129s, 2036	2,190,840	214,300
IFB Ser. 3114, Class GI, IO, 4.129s, 2036	896,625	94,762
IFB Ser. 3339, Class JI, IO, 4.119s, 2037	3,619,047	269,564
IFB Ser. 3218, Class AS, IO, 4.109s, 2036	1,243,469	105,288
IFB Ser. 3221, Class SI, IO, 4.109s, 2036	1,489,105	127,043
IFB Ser. 3153, Class UI, IO, 4.099s, 2036	831,127	85,795
IFB Ser. 3202, Class PI, IO, 4.069s, 2036	4,094,040	354,541
IFB Ser. 3355, Class MI, IO, 4.029s, 2037	1,021,513	81,987
IFB Ser. 3201, Class SG, IO, 4.029s, 2036	1,881,936	162,235
IFB Ser. 3203, Class SE, IO, 4.029s, 2036	1,697,428	143,509
IFB Ser. 3238, Class LI, IO, 4.019s, 2036	195,397	16,568
IFB Ser. 3171, Class PS, IO, 4.014s, 2036	1,599,240	132,151
IFB Ser. 3152, Class SY, IO, 4.009s, 2036	1,910,565	177,275
IFB Ser. 3366, Class SA, IO, 3.979s, 2037	360,643	30,079
IFB Ser. 3284, Class BI, IO, 3.979s, 2037	1,161,281	94,533
IFB Ser. 3260, Class SA, IO, 3.979s, 2037	1,119,621	80,099
IFB Ser. 3199, Class S, IO, 3.979s, 2036	1,071,364	91,159
IFB Ser. 3284, Class LI, IO, 3.969s, 2037	4,641,124	390,557
IFB Ser. 3281, Class AI, IO, 3.959s, 2037	4,217,427	359,810
IFB Ser. 3311, Class EI, IO, 3.939s, 2037	1,211,255	96,161
IFB Ser. 3311, Class IA, IO, 3.939s, 2037	1,740,027	151,718
IFB Ser. 3311, Class IB, IO, 3.939s, 2037	1,740,027	151,718
IFB Ser. 3311, Class IC, IO, 3.939s, 2037	1,740,027	151,718
IFB Ser. 3311, Class ID, IO, 3.939s, 2037	1,740,027	151,718
IFB Ser. 3311, Class IE, IO, 3.939s, 2037	2,482,138	216,424
IFB Ser. 3240, Class GS, IO, 3.909s, 2036	2,095,207	173,450
IFB Ser. 3416, Class BI, IO, 3.779s, 2038	756,498	60,678
IFB Ser. 3339, Class TI, IO, 3.669s, 2037	1,833,469	140,481
IFB Ser. 3284, Class CI, IO, 3.649s, 2037	3,212,004	241,123
IFB Ser. 3016, Class SQ, IO, 3.639s, 2035	1,648,425	96,482
IFB Ser. 3424, Class UI, IO, 3.289s, 2037	267,427	17,376
Ser. 3369, Class BO, PO, zero %, 2037	91,057	65,835
Ser. 246, PO, zero %, 2037	803,922	608,737
Ser. 3391, PO, zero %, 2037	151,055	110,571
Ser. 3292, Class DO, PO, zero %, 2037	132,015	95,041
Ser. 3292, Class OA, PO, zero %, 2037	88,100	62,723
Ser. 3300, PO, zero %, 2037	838,016	642,059
Ser. 3255, Class CO, PO, zero %, 2036	122,251	89,301
Ser. 3218, Class AO, PO, zero %, 2036	77,524	58,179
Ser. 239, PO, zero %, 2036	2,913,729	2,172,413
Ser. 3175, Class MO, PO, zero %, 2036	128,059	94,153
Ser. 3210, PO, zero %, 2036	78,680	56,674
Ser. 3139, Class CO, PO, zero %, 2036	228,393	165,301
Ser. 2587, Class CO, PO, zero %, 2032	669,155	528,798
FRB Ser. 3349, Class DO, zero %, 2037	230,887	219,750
FRB Ser. 3327, Class YF, zero %, 2037	394,422	391,538
FRB Ser. 3326, Class XF, zero %, 2037	582,701	533,587

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Freddie Mac
FRB Ser. 3326, Class YF, zero %, 2037	$1,081,516	$1,100,544
FRB Ser. 3263, Class TA, zero %, 2037	125,192	132,995
FRB Ser. 3241, Class FH, zero %, 2036	271,616	249,018
FRB Ser. 3231, Class XB, zero %, 2036	212,346	211,543
FRB Ser. 3231, Class X, zero %, 2036	128,589	131,011
FRB Ser. 3147, Class SF, zero %, 2036	562,428	528,021
FRB Ser. 3117, Class AF, zero %, 2036	76,338	76,686
FRB Ser. 3326, Class WF, zero %, 2035	813,844	727,361
FRB Ser. 3036, Class AS, zero %, 2035	77,737	72,405
FRB Ser. 3003, Class XF, zero %, 2035	841,958	766,447
GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.096s, 2043	34,958,769	228,857
Ser. 05-C3, Class XC, IO, 0.081s, 2045	93,548,836	396,903
Ser. 07-C1, Class XC, IO, 0.075s, 2019	73,894,956	418,738
GMAC Commercial Mortgage
Securities, Inc.
Ser. 99-C3, Class F, 8.137s, 2036	162,000	165,723
Ser. 97-C1, Class X, IO, 1.356s, 2029	1,914,454	109,853
Ser. 05-C1, Class X1, IO, 0.187s, 2043	39,161,510	443,138
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	706,723	691,772
Ser. 06-C1, Class XC, IO, 0.08s, 2045	66,949,605	374,094
Government National
Mortgage Association
IFB Ser. 07-26, Class WS,
44.617s, 2037	1,102,863	1,730,633
IFB Ser. 07-38, Class AS, 31.91s, 2037	1,083,600	1,445,616
IFB Ser. 06-34, Class SA, 24.649s, 2036	139,822	168,814
IFB Ser. 07-51, Class SP, 24.589s, 2037	82,295	96,431
IFB Ser. 07-44, Class SP, 23.468s, 2036	566,192	694,770
IFB Ser. 07-35, Class DK, 19.882s, 2035	293,000	339,296
IFB Ser. 05-66, Class SP, 12.596s, 2035	525,279	525,015
IFB Ser. 05-7, Class JM, 11.261s, 2034	968,911	1,000,232
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	116,436	29,233
IFB Ser. 06-69, Class SI, IO,
4.898s, 2036	236,443	23,298
IFB Ser. 06-62, Class SI, IO,
4.898s, 2036	1,330,519	113,505
IFB Ser. 07-1, Class SL, IO, 4.878s, 2037	605,343	53,533
IFB Ser. 07-1, Class SM, IO,
4.868s, 2037	605,343	53,369
IFB Ser. 05-68, Class PU, IO,
4.818s, 2032	198,857	20,240
IFB Ser. 04-59, Class SC, IO,
4.729s, 2034	776,564	78,302
IFB Ser. 07-49, Class NY, IO,
4.618s, 2035	4,810,203	421,613
IFB Ser. 07-26, Class SG, IO,
4.368s, 2037	1,953,187	165,858

18

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Government National
Mortgage Association
IFB Ser. 07-9, Class BI, IO, 4.338s, 2037	$3,970,554	$302,091
IFB Ser. 07-26, Class SD, IO,
4.329s, 2037	1,976,192	152,966
IFB Ser. 07-26, Class SL, IO,
4.329s, 2037	82,810	6,746
IFB Ser. 07-31, Class CI, IO,
4.328s, 2037	1,072,165	77,524
IFB Ser. 07-25, Class SA, IO,
4.318s, 2037	1,392,696	100,437
IFB Ser. 07-25, Class SB, IO,
4.318s, 2037	2,713,083	204,775
IFB Ser. 07-22, Class S, IO,
4.318s, 2037	1,080,756	100,929
IFB Ser. 07-11, Class SA, IO,
4.318s, 2037	1,013,340	82,827
IFB Ser. 07-14, Class SB, IO,
4.318s, 2037	959,607	78,582
IFB Ser. 06-69, Class SA, IO,
4.318s, 2036	456,188	37,694
IFB Ser. 07-51, Class SJ, IO,
4.268s, 2037	1,225,371	108,963
IFB Ser. 07-58, Class PS, IO,
4.218s, 2037	512,908	40,866
IFB Ser. 07-59, Class PS, IO,
4.188s, 2037	950,399	73,506
IFB Ser. 07-59, Class SP, IO,
4.188s, 2037	2,394,966	189,344
IFB Ser. 07-48, Class SB, IO,
4.179s, 2037	1,581,983	105,251
IFB Ser. 07-68, Class PI, IO,
4.168s, 2037	1,272,139	101,022
IFB Ser. 06-38, Class SG, IO,
4.168s, 2033	4,063,296	278,400
IFB Ser. 07-53, Class SG, IO,
4.118s, 2037	741,800	49,440
IFB Ser. 07-17, Class AI, IO,
4.079s, 2037	4,250,178	337,068
IFB Ser. 08-3, Class SA, IO,
4.068s, 2038	2,381,642	147,711
IFB Ser. 07-79, Class SY, IO,
4.068s, 2037	4,165,994	255,723
IFB Ser. 07-64, Class AI, IO,
4.068s, 2037	9,711,214	655,531
IFB Ser. 07-53, Class ES, IO,
4.068s, 2037	1,095,776	61,283
IFB Ser. 07-10, Class SB, IO,
4.038s, 2037	1,257,720	94,835
IFB Ser. 08-4, Class SA, IO,
4.034s, 2038	4,777,454	292,594
IFB Ser. 07-9, Class AI, IO, 4.029s, 2037	1,659,028	123,421
IFB Ser. 07-67, Class SI, IO,
4.028s, 2037	4,186,071	253,132
IFB Ser. 07-9, Class DI, IO, 4.028s, 2037	2,016,412	137,782

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Government National
Mortgage Association
IFB Ser. 07-57, Class QA, IO,
4.018s, 2037	$2,527,352	$151,857
IFB Ser. 07-58, Class SA, IO,
4.018s, 2037	835,684	52,228
IFB Ser. 07-58, Class SC, IO,
4.018s, 2037	1,985,447	105,842
IFB Ser. 07-61, Class SA, IO,
4.018s, 2037	1,351,334	88,652
IFB Ser. 07-53, Class SC, IO,
4.018s, 2037	1,202,301	68,048
IFB Ser. 06-28, Class GI, IO,
4.018s, 2035	1,636,797	116,296
IFB Ser. 07-58, Class SD, IO,
4.008s, 2037	1,890,917	99,397
IFB Ser. 07-59, Class SD, IO,
3.988s, 2037	4,005,660	244,249
IFB Ser. 06-49, Class SA, IO,
3.978s, 2036	541,765	36,766
IFB Ser. 05-65, Class SI, IO,
3.868s, 2035	1,747,184	132,330
IFB Ser. 07-17, Class IC, IO,
3.779s, 2037	2,202,852	148,815
IFB Ser. 07-17, Class IB, IO,
3.768s, 2037	860,039	56,726
IFB Ser. 06-14, Class S, IO,
3.768s, 2036	1,508,234	103,414
IFB Ser. 06-11, Class ST, IO,
3.758s, 2036	943,199	63,457
IFB Ser. 07-25, Class KS, IO,
3.729s, 2037	398,376	30,444
IFB Ser. 07-21, Class S, IO,
3.729s, 2037	2,269,318	138,769
IFB Ser. 07-27, Class SD, IO,
3.718s, 2037	993,799	57,468
IFB Ser. 07-19, Class SJ, IO,
3.718s, 2037	1,696,987	98,899
IFB Ser. 07-23, Class ST, IO,
3.718s, 2037	2,067,360	115,853
IFB Ser. 07-8, Class SA, IO,
3.718s, 2037	1,445,269	93,509
IFB Ser. 07-9, Class CI, IO,
3.718s, 2037	2,629,225	155,549
IFB Ser. 07-7, Class EI, IO,
3.718s, 2037	1,738,555	101,193
IFB Ser. 07-7, Class JI, IO, 3.718s, 2037	2,705,292	178,686
IFB Ser. 07-1, Class S, IO, 3.718s, 2037	2,217,089	129,627
IFB Ser. 07-3, Class SA, IO,
3.718s, 2037	2,117,427	123,395
IFB Ser. 07-31, Class AI, IO,
3.709s, 2037	1,179,815	108,450
IFB Ser. 07-43, Class SC, IO,
3.629s, 2037	1,443,419	84,644

19

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Government National
Mortgage Association
IFB Ser. 07-73, Class MI, IO,
3.518s, 2037	$4,386,494	$215,561
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	2,242,303	1,045
IFB Ser. 07-67, Class GI, IO,
0.02s, 2037	6,566,095	3,053
Ser. 07-73, Class MO, PO, zero %, 2037	337,863	249,158
FRB Ser. 07-73, Class KI, IO, zero %, 2037	3,374,541	92,560
FRB Ser. 07-73, Class KM, zero %, 2037	337,045	338,357
FRB Ser. 07-49, Class UF, zero %, 2037	103,633	99,373
FRB Ser. 07-35, Class UF, zero %, 2037	173,808	176,739
FRB Ser. 07-22, Class TA, zero %, 2037	113,589	118,835
FRB Ser. 98-2, Class EA, PO,
zero %, 2028	227,506	189,836
Government National Mortgage
Association 144A IFB Ser. 06-GG8,
Class X, IO, 0.855s, 2039 (F)	10,638,204	334,437
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 4.041s, 2045	2,300,545	63,265
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5, Class XC, IO,
0.083s, 2037 (F)	75,760,792	265,484
Greenwich Capital Commercial
Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.511s, 2039	11,102,610	201,235
Ser. 05-GG3, Class XC, IO,
0.175s, 2042	37,456,941	509,180
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.993s, 2045	928,000	900,558
Ser. 06-GG6, Class A2, 5.506s, 2038 (F)	1,238,000	1,235,528
Ser. 05-GG4, Class A4, 4.761s, 2039	42,000	40,156
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 (F)	528,000	524,520
FRB Ser. 07-EOP, Class J, 3.313s, 2009	171,000	153,900
Ser. 04-C1, Class X1, IO,
0.683s, 2028 (F)	10,983,232	86,790
Ser. 03-C1, Class X1, IO, 0.253s, 2040	8,421,962	166,406
Ser. 05-GG4, Class XC, IO,
0.219s, 2039 (F)	43,038,260	672,385
Ser. 06-GG6, Class XC, IO,
0.061s, 2038 (F)	45,719,481	123,541
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035 (F)	128,365	127,525
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	415,327	404,193
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	334,308	338,021
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035 (F)	361,794	352,130
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035 (F)	400,253	404,705
IFB Ser. 04-4, Class 1AS, IO,
3.706s, 2034	6,463,088	402,732

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.835s, 2035 (F)	$709,468	$685,313
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	108,460	10,846
HSI Asset Loan Obligation FRB Ser.
07-AR1, Class 2A1, 6.135s, 2037	1,546,849	1,276,150
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 2.593s, 2037 (F)	1,978,080	1,705,560
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR11, Class 1A1,
5.65s, 2037 (F)	1,431,819	960,090
FRB Ser. 05-AR31, Class 3A1,
5.643s, 2036 (F)	1,887,049	1,415,590
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029 (F)	377,000	383,820
FRB Ser. 07-LD12, Class AM,
6.261s, 2051	2,258,000	2,092,172
FRB Ser. 07-LD12, Class A3,
6.189s, 2051	10,769,000	10,444,207
FRB Ser. 07-LD11, Class A3,
6.007s, 2049 (F)	1,157,000	1,115,972
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	2,238,029
Ser. 06-CB15, Class A4, 5.814s, 2043	1,799,000	1,746,980
Ser. 07-CB20, Class A4, 5.794s, 2051	1,515,000	1,448,476
FRB Ser. 04-PNC1, Class A4,
5.541s, 2041 (F)	16,000	15,536
Ser. 06-CB14, Class A4, 5.481s, 2044	1,727,000	1,663,861
Ser. 05-CB12, Class A4, 4.895s, 2037 (F)	42,000	39,073
Ser. 04-C3, Class A5, 4.878s, 2042 (F)	40,000	37,382
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	621,649
Ser. 06-LDP8, Class X, IO, 0.762s, 2045	14,111,215	436,037
Ser. 06-CB17, Class X, IO, 0.701s, 2043	17,597,665	544,472
Ser. 06-LDP9, Class X, IO, 0.641s, 2047	4,101,269	99,007
Ser. 07-LDPX, Class X, IO, 0.526s, 2049	21,970,435	382,766
Ser. 06-CB16, Class X1, IO,
0.086s, 2045	16,087,195	209,134
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	99,175,707	77,481
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	473,000	471,289
Ser. 03-ML1A, Class X1, IO,
0.78s, 2039 (F)	1,668,830	58,799
Ser. 05-LDP1, Class X1, IO,
0.156s, 2046	22,396,874	176,711
Ser. 05-LDP2, Class X1, IO,
0.155s, 2042	61,527,115	915,523
Ser. 05-CB12, Class X1, IO,
0.131s, 2037	22,147,279	188,695
Ser. 05-LDP3, Class X1, IO,
0.095s, 2042	55,289,704	375,970
Ser. 06-CB14, Class X1, IO,
0.08s, 2044	18,225,051	66,886

20

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 06-LDP6, Class X1, IO,
0.079s, 2043	$44,388,734	$199,305
Ser. 05-LDP5, Class X1, IO,
0.068s, 2044	142,830,044	563,509
Ser. 07-CB20, Class X1, IO,
0.067s, 2051	35,235,773	402,040
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031 (F)	314,997	295,749
Ser. 99-C1, Class G, 6.41s, 2031	337,198	244,396
Ser. 98-C4, Class G, 5.6s, 2035	260,000	238,896
Ser. 98-C4, Class H, 5.6s, 2035	441,000	433,529
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	14,000	14,278
Ser. 07-C6, Class A2, 5.845s, 2012	3,355,000	3,326,157
Ser. 04-C7, Class A6, 4.786s, 2029	747,000	708,025
Ser. 07-C2, Class XW, IO, 0.73s, 2040	4,723,561	144,205
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	12,509,541	455,958
Ser. 03-C5, Class XCL, IO,
0.787s, 2037	8,013,234	136,106
Ser. 05-C2, Class XCL, IO,
0.184s, 2040	70,537,922	617,482
Ser. 05-C3, Class XCL, IO,
0.183s, 2040	26,651,925	454,759
Ser. 05-C5, Class XCL, IO,
0.139s, 2020	28,399,868	318,645
Ser. 05-C7, Class XCL, IO, 0.12s, 2040	34,282,676	239,958
Ser. 06-C1, Class XCL, IO,
0.106s, 2041	42,899,029	380,693
Ser. 06-C7, Class XCL, IO,
0.094s, 2038	19,124,904	270,349
Ser. 07-C2, Class XCL, IO, 0.09s, 2040	40,589,853	428,466
Lehman Brothers Floating Rate Commercial
Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
3.421s, 2017	377,000	341,562
FRB Ser. 05-LLFA, Class J, 3.271s, 2018	173,000	148,780
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 26.025s, 2036	285,478	332,430
IFB Ser. 07-5, Class 4A3, 25.185s, 2037	810,992	913,156
IFB Ser. 06-7, Class 4A2, IO,
5.268s, 2036	1,346,815	123,990
IFB Ser. 07-5, Class 8A2, IO,
5.238s, 2036	1,368,451	114,660
Ser. 07-1, Class 3A2, IO, 4.768s, 2037	1,596,946	158,650
IFB Ser. 06-9, Class 3A2, IO,
4.748s, 2037	989,187	93,582
IFB Ser. 07-4, Class 3A2, IO,
4.718s, 2037	1,246,154	103,214

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO,
4.668s, 2036	$2,833,863	$222,500
IFB Ser. 07-2, Class 2A13, IO,
4.208s, 2037	2,260,324	184,506
IFB Ser. 07-4, Class 2A2, IO,
4.188s, 2037	5,125,569	422,844
IFB Ser. 06-7, Class 2A5, IO,
4.183s, 2036	4,256,774	329,479
IFB Ser. 07-1, Class 2A3, IO,
4.148s, 2037	2,530,158	219,035
Ser. 06-9, Class 2A3, IO, 4.138s, 2036	3,211,881	275,551
IFB Ser. 06-9, Class 2A2, IO,
4.138s, 2037	2,366,233	198,044
IFB Ser. 06-7, Class 2A4, IO,
4.068s, 2036	4,573,419	312,665
IFB Ser. 06-6, Class 1A2, IO,
4.018s, 2036	1,714,305	112,522
IFB Ser. 06-6, Class 1A3, IO,
4.018s, 2036	2,473,259	171,678
IFB Ser. 07-5, Class 10A2, IO,
3.858s, 2037	2,537,570	158,805
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012	2,055,467	1,922,684
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.442s, 2034	58,314	45,194
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	1,066,000	1,005,664
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	827,658	4,759
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	2,147,235	4,026
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	287,086	306,971
Ser. 05-1, Class 1A4, 7 1/2s, 2034	510,531	544,073
Merit Securities Corp. 144A FRB Ser. 11PA,
Class 3A1, 3.103s, 2027	1,889,215	1,624,725
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.099s, 2049	37,925,174	454,332
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 2.971s, 2022	408,848	347,521
Ser. 06-1, Class X1A, IO, 1.565s, 2022	7,194,635	42,718
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.081s, 2030	283,000	291,263
FRB Ser. 05-A9, Class 3A1,
5.274s, 2035	1,658,463	1,622,255
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.023s, 2050	640,000	621,698
FRB Ser. 07-C1, Class A4, 6.023s, 2050	720,000	689,529
FRB Ser. 04-BPC1, Class A5,
4.855s, 2041	41,000	39,543
FRB Ser. 05-MCP1, Class A4,
4.747s, 2043 (F)	40,000	36,976
Ser. 05-MCP1, Class XC, IO,
0.127s, 2043	28,046,135	326,416

21

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.251s, 2039	$6,391,165	$120,784
Ser. 05-LC1, Class X, IO, 0.229s, 2044	15,194,581	103,469
Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	1,790,000	1,727,569
FRB Ser. 07-8, Class A2, 6.119s, 2049	1,129,000	1,109,844
Ser. 07-9, Class A4, 5.748s, 2049	3,560,000	3,353,741
Merrill Lynch/Countrywide Commercial
Mortgage Trust 144A
Ser. 07-7, Class X, IO, 0.137s, 2050	77,049,980	227,681
Ser. 06-1, Class X, IO, 0.132s, 2039	25,954,160	93,818
Ser. 06-3, Class XC, IO, 0.11s, 2046	21,359,825	290,494
Mezz Cap Commercial Mortgage
Trust 144A
Ser. 04-C1, Class X, IO, 8.008s, 2037	1,367,961	327,605
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,077,272	252,759
Ser. 05-C3, Class X, IO, 5.555s, 2044	1,182,641	273,842
Ser. 06-C4, Class X, IO, 5.454s, 2016	3,532,907	929,986
Morgan Stanley Capital 144A Ser. 05-RR6,
Class X, IO, 1.693s, 2043	5,127,793	202,445
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3,
6.458s, 2043	553,000	567,837
FRB Ser. 06-IQ11, Class A4,
5.944s, 2042	1,799,000	1,756,467
FRB Ser. 07-IQ14, Class AM,
5.877s, 2049	709,000	637,172
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,708,000	1,629,631
Ser. 04-HQ4, Class A7,
4.97s, 2040 (F)	882,000	834,166
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	20,978	21,008
Ser. 04-RR, Class F5, 6s, 2039	790,000	521,400
Ser. 04-RR, Class F6, 6s, 2039	820,000	500,200
Ser. 07-HQ13, Class X1, IO,
0.823s, 2044	19,069,554	595,351
Ser. 05-HQ5, Class X1, IO,
0.168s, 2042	9,100,190	54,783
Ser. 05-HQ6, Class X1, IO,
0.116s, 2042	30,840,062	267,892
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.275s, 2035	1,775,622	1,304,195
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.198s, 2030	470,000	483,155
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.543s, 2035	192,956	175,667
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	167,485	189,359
Permanent Financing PLC 144A FRB
Ser. 9A, Class 3A, 2.796s, 2033
(United Kingdom)	1,252,000	1,220,700

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Permanent Master Issuer PLC FRB
Ser. 07-1, Class 4A, 2.793s, 2033
(United Kingdom)	$1,512,000	$1,455,300
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032 (F)	1,699,000	1,678,285
Ser. 00-C1, Class J, 6 5/8s, 2010	206,000	148,378
Ser. 00-C2, Class J, 6.22s, 2033 (F)	439,000	400,960
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	592,837	530,589
IFB Ser. 07-A3, Class 2A2, IO,
4.208s, 2037	5,170,817	435,726
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	1,279,887	1,164,544
Saco I Trust FRB Ser. 05-10, Class 1A1,
2.743s, 2033 (F)	510,639	229,828
Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2, Class X1,
IO, 0.794s, 2036	9,581,307	394,767
SBA CMBS Trust 144A Ser. 05-1A,
Class D, 6.219s, 2035	215,000	199,606
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	336,000	283,920
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	228,000	173,280
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	150,000	115,500
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	3,977,096	3,394,054
Ser. 04-8, Class 1A3, 6.199s, 2034	9,707	8,339
FRB Ser. 05-18, Class 6A1,
5.247s, 2035 (F)	828,985	738,240
Ser. 05-9, Class AX, IO, 1.6s, 2035	8,024,895	176,548
Structured Adjustable Rate Mortgage
Loan Trust 144A Ser. 04-NP2, Class A,
2.833s, 2034	355,314	324,224
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
3.768s, 2037	20,311,819	1,252,586
Ser. 07-4, Class 1A4, IO, 1s, 2037	21,491,171	578,811
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 3.399s, 2037	4,829,490	217,578
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	2,649,273	131,131
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	1,405,000	1,364,157
Ser. 07-C30, Class A3, 5.246s, 2043	1,743,000	1,701,908
Ser. 04-C15, Class A4, 4.803s, 2041	1,317,000	1,245,320
Ser. 06-C28, Class XC, IO,
0.564s, 2048	9,325,236	190,048
Ser. 06-C29, IO, 0.529s, 2048	36,365,948	763,321
Ser. 07-C34, IO, 0.52s, 2046	9,421,100	203,496

22

Putnam VT Income Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (53.8%)* continued

Principal amount		Value

Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L,
5.771s, 2018	$313,000	$250,400
Ser. 03-C3, Class IOI, IO, 0.487s, 2035	6,595,625	177,432
Ser. 07-C31, IO, 0.435s, 2047	36,761,412	571,640
Ser. 06-C27, Class XC, IO,
0.084s, 2045	18,365,012	189,160
Ser. 06-C23, Class XC, IO,
0.071s, 2045	38,925,270	212,921
Ser. 06-C26, Class XC, IO,
0.053s, 2045	14,636,707	40,544
WAMU Commercial Mortgage
Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	73,000	48,156
Ser. 06-SL1, Class X, IO, 0.937s, 2043	3,119,825	116,806
Ser. 07-SL2, Class X, IO, 0 7/8s, 2049	6,003,285	204,532
WAMU Mortgage Pass-Through Certificates
FRB Ser. 04-AR1, Class A, 4.229s, 2034	150,451	138,415
Washington Mutual Mortgage Pass-Through
Certificates Ser. 07-2, Class CX, IO,
7s, 2037	363,096	71,455
Washington Mutual Multi-Fam., Mtge.
144A Ser. 01-1, Class B5, 7.189s, 2031
(Cayman Islands)	572,000	526,442
Wells Fargo Mortgage Backed
Securities Trust
Ser. 06-AR10, Class 3A1,
5.005s, 2036 (F)	964,958	926,252
Ser. 05-AR2, Class 2A1, 4.541s, 2035	522,818	496,887
Ser. 05-AR9, Class 1A2, 4.367s, 2035	478,734	349,476
Ser. 04-R, Class 2A1, 4.365s, 2034 (F)	513,367	494,358
Ser. 05-AR12, Class 2A5,
4.321s, 2035 (F)	7,512,000	6,886,659
Ser. 05-AR10, Class 2A18, IO,
0.61s, 2035	18,344,000	78,967

Total collateralized mortgage obligations
(cost $307,291,157)		$315,769,975

CORPORATE BONDS AND NOTES (23.9%)*

Principal amount		Value

Basic Materials (0.7%)
ArcelorMittal 144A notes 6 1/8s,
2018 (Luxembourg)	$280,000	$273,632
Domtar Corp. company guaranty Ser. *,
7 7/8s, 2011 (Canada)	125,000	125,625
Dow Chemical Co. (The) Pass Through
Trust 144A company guaranty
4.027s, 2009	695,000	699,134
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	635,000	671,513
Georgia-Pacific Corp. debs. 9 1/2s, 2011	228,000	231,705
Georgia-Pacific Corp. notes 8 1/8s, 2011	260,000	256,750

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Basic Materials continued
International Paper Co. bonds 7.95s, 2018	$145,000	$144,193
International Paper Co. bonds 7.4s, 2014	45,000	45,016
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014	190,000	181,425
Monsanto Co. company guaranty sr. unsec.
notes 5 7/8s, 2038	125,000	120,317
Monsanto Co. sr. unsec. unsub. notes
5 1/8s, 2018	90,000	88,264
Mosaic Co. (The) 144A sr. unsec. unsub.
notes 7 5/8s, 2016	225,000	239,625
Nucor Corp. notes 5.85s, 2018 (S)	250,000	251,842
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015	435,000	416,513
Steel Dynamics, Inc. 144A sr. notes
7 3/8s, 2012	285,000	285,000
Westvaco Corp. unsec. notes 7 1/2s, 2027	63,000	62,692
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016 (Canada)	305,000	287,644
		4,380,890

Capital Goods (0.7%)
Caterpillar Financial Services Corp.
sr. unsec. 4.85s, 2012	335,000	334,007
Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 5.85s, 2017	610,000	624,746
Covidien International Finance SA
company guaranty sr. unsec. unsub. notes
6.55s, 2037 (Luxembourg)	205,000	206,765
Covidien International Finance SA
company guaranty sr. unsec. unsub. notes
6s, 2017 (Luxembourg)	235,000	237,842
Eaton Corp. notes 5.6s, 2018	295,000	292,107
John Deere Capital Corp. sr. unsec. notes
Ser. MTN, 5.35s, 2018	145,000	142,498
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015	240,000	224,400
L-3 Communications Corp. sr. sub. notes
5 7/8s, 2015	185,000	170,663
Legrand SA unsec. unsub. debs. 8 1/2s,
2025 (France)	355,000	399,151
Rexam PLC 144A bond 6 3/4s, 2013
(United Kingdom)	935,000	931,474
United Technologies Corp. sr. unsec.
notes 6 1/8s, 2038	335,000	335,197
United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	530,000	527,051
		4,425,901

Communication Services (2.0%)
American Tower Corp. 144A sr. notes
7s, 2017	505,000	499,950
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	325,000	333,431
AT&T Wireless Services, Inc. sr. notes
8 3/4s, 2031	494,000	586,170

23

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (23.9%)* continued

	Principal amount	Value

Communication Services continued
AT&T Wireless Services, Inc. sr. notes
7 7/8s, 2011	$45,000	$47,910
AT&T, Inc. sr. unsec. unsub. notes
6.3s, 2038	1,500,000	1,417,912
AT&T, Inc. sr. unsec. unsub. notes
4.95s, 2013	465,000	463,314
AT&T, Inc. sr. unsec. unsub. bonds
5 1/2s, 2018	130,000	125,971
Bellsouth Capital Funding unsec. notes
7 7/8s, 2030	480,000	530,215
British Telecommunications PLC sr. unsec.
notes 5.15s, 2013 (United Kingdom)	765,000	747,902
France Telecom notes 8 1/2s,
2031 (France)	85,000	102,887
Nextel Communications, Inc. sr. notes
Ser. E, 6 7/8s, 2013 (S)	245,000	207,025
Nextel Communications, Inc. sr. notes
Ser. F, 5.95s, 2014	1,080,000	866,700
Rogers Wireless, Inc. sec. notes 6 3/8s,
2014 (Canada)	475,000	475,550
Southwestern Bell Telephone debs.
7s, 2027	425,000	425,397
Telecom Italia Capital SA company
guaranty 7.2s, 2036 (Luxembourg)	140,000	135,388
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Luxembourg)	425,000	388,941
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Luxembourg)	145,000	136,974
Telecom Italia Capital SA company
guaranty 4s, 2010 (Luxembourg)	70,000	69,143
Telefonica Emisones SAU company
guaranty 7.045s, 2036 (Spain)	295,000	312,480
Telefonica Emisones SAU company
guaranty 6.421s, 2016 (Spain)	115,000	117,003
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	140,000	139,933
Telefonica Europe BV company guaranty
8 1/4s, 2030 (Netherlands)	240,000	275,509
Telus Corp. notes 8s, 2011 (Canada)	435,000	467,045
Verizon Communications, Inc. sr. unsec.
notes 6.4s, 2038	100,000	93,375
Verizon Communications, Inc. sr. unsec.
notes 5.55s, 2016 (S)	590,000	574,686
Verizon New England, Inc. sr. notes
6 1/2s, 2011	975,000	1,002,117
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	43,579
Verizon Pennsylvania, Inc. debs.
8.35s, 2030	405,000	454,829
Verizon Virginia, Inc. debs. Ser. A,
4 5/8s, 2013	255,000	248,008
Vodafone Group PLC unsec. notes
6.15s, 2037 (United Kingdom)	625,000	583,119
		11,872,463

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Conglomerates (0.3%)
General Electric Co. sr. unsec. notes
5 1/4s, 2017	$305,000	$293,206
Honeywell International, Inc. sr. unsec.
notes 5.3s, 2018	185,000	182,095
Parker Hannifin Corp. sr. unsec. unsub.
notes 6 1/4s, 2038	205,000	207,488
Parker Hannifin Corp. sr. unsec. unsub.
notes 5 1/2s, 2018	90,000	90,283
Siemens Financieringsmaatschappij 144A
notes 5 3/4s, 2016 (Netherlands)	285,000	285,381
Textron, Inc. sr. unsec. 5.6s, 2017	570,000	569,274
		1,627,727

Consumer Cyclicals (1.0%)
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	245,000	235,200
D.R. Horton, Inc. sr. notes 5 7/8s, 2013	285,000	242,250
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	175,000	181,471
DaimlerChrysler NA Holding Corp.
company guaranty unsec. notes 7.2s, 2009	695,000	714,849
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub. notes
Ser. MTN, 5 3/4s, 2011	720,000	734,215
Ford Motor Credit Co., LLC notes
6 3/8s, 2008	425,000	417,698
JC Penney Co., Inc. debs. 7.65s, 2016	40,000	40,043
JC Penney Co., Inc. notes 6 7/8s, 2015	380,000	366,195
Marriott International, Inc. notes
6 3/8s, 2017	376,000	355,284
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	60,000	56,428
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	268,700
Starwood Hotels & Resorts Worldwide, Inc.
sr. unsec. notes 6 1/4s, 2013	590,000	569,685
Target Corp. bonds 6 1/2s, 2037	690,000	663,763
VF Corp. sr. unsec. 5.95s, 2017	295,000	289,995
Vulcan Materials Co. sr. unsec. unsub.
notes 5.6s, 2012	355,000	352,488
Wal-Mart Stores, Inc. sr. unsec. notes
6.2s, 2038	130,000	128,098
		5,616,362

Consumer Staples (2.5%)
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	449,981
ConAgra Foods, Inc. unsec. notes
7 7/8s, 2010	1,115,000	1,178,649
Cox Communications, Inc. notes
7 1/8s, 2012	300,000	313,127
Cox Communications, Inc. 144A notes
5 7/8s, 2016	455,000	444,499
Cox Enterprises, Inc. 144A notes
7 7/8s, 2010	495,000	521,781
CVS Caremark, Corp. sr. unsec. FRN
6.302s, 2037	790,000	677,425

24

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Consumer Staples continued
CVS Caremark, Corp. 144A pass-through
certificates 6.117s, 2013	$698,586	$692,466
Delhaize Group sr. unsub. notes
6 1/2s, 2017 (Belgium)	230,000	232,005
Diageo Capital PLC company guaranty
5 3/4s, 2017 (United Kingdom)	630,000	621,802
Diageo Capital PLC company guaranty
5.2s, 2013 (United Kingdom)	270,000	270,309
Estee Lauder Cos., Inc. (The) sr. unsec.
notes 6s, 2037	420,000	391,206
Estee Lauder Cos., Inc. (The) sr. unsec.
notes 5.55s, 2017	115,000	112,398
Kellogg Co. sr. unsub. 5 1/8s, 2012	65,000	65,727
Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	285,246
Kroger Co. company guaranty
6 3/4s, 2012	20,000	21,062
Kroger Co. company guaranty 6.4s, 2017	505,000	515,078
McDonald’s Corp. sr. unsec. Ser. MTN,
6.3s, 2038	220,000	216,821
McDonald’s Corp. sr. unsec. bond
6.3s, 2037	345,000	343,132
McDonald’s Corp. sr. unsec. bond
5.8s, 2017	175,000	177,735
News America Holdings, Inc. company
guaranty 7 3/4s, 2024	420,000	453,812
News America Holdings, Inc. debs.
7 3/4s, 2045	875,000	933,682
Sara Lee Corp. sr. unsec. unsub. notes
6 1/4s, 2011	350,000	358,333
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	960,000	1,042,131
TCI Communications, Inc. debs. 9.8s, 2012	670,000	755,236
TCI Communications, Inc. debs.
7 7/8s, 2013	530,000	568,853
Tesco PLC 144A sr. unsec. unsub. notes
6.15s, 2037 (United Kingdom)	450,000	417,103
Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	605,000	599,954
Time Warner Cable, Inc. company
guaranty sr. unsec. 6 3/4s, 2018	170,000	170,836
Time Warner Entertainment Co., LP debs.
8 3/8s, 2023	5,000	5,388
Time Warner, Inc. debs. 9.15s, 2023	325,000	372,869
Time Warner, Inc. debs. 9 1/8s, 2013	885,000	971,803
Viacom, Inc. sr. notes 5 3/4s, 2011	250,000	250,583
Yum! Brands, Inc. sr. unsec. unsub.
6 1/4s, 2018	265,000	258,400
		14,689,432

Energy (1.1%)
Anadarko Petroleum Corp. sr. notes
5.95s, 2016	268,000	268,305
Chesapeake Energy Corp. sr. unsec. notes
7 5/8s, 2013	420,000	421,050

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Energy continued
ConocoPhillips comp 5.9s, 2038	$245,000	$240,633
ConocoPhillips company guaranty unsec.
sr. notes 5.2s, 2018	120,000	117,986
El Paso Natural Gas Co. sr. unsec. notes
5.95s, 2017	50,000	48,247
Enterprise Products Operating LP company
guaranty FRB 8 3/8s, 2066	745,000	744,786
Enterprise Products Operating LP company
guaranty FRB 7.034s, 2068	75,000	65,570
EOG Resources, Inc. sr. unsec. notes
5 7/8s, 2017	260,000	261,754
Forest Oil Corp. sr. notes 8s, 2011	250,000	257,500
Hess Corp. bonds 7 7/8s, 2029	500,000	573,454
Motiva Enterprises, LLC 144A sr. notes
5.2s, 2012	90,000	93,287
Newfield Exploration Co. sr. sub. notes
6 5/8s, 2016	280,000	257,600
Nexen, Inc. unsec. unsub. notes 6.4s,
2037 (Canada)	240,000	227,241
Peabody Energy Corp. sr. notes
5 7/8s, 2016	325,000	305,500
Petro-Canada sr. unsec. unsub. notes
6.05s, 2018 (Canada)	220,000	216,808
Premcor Refining Group, Inc. sr. notes
7 1/2s, 2015	600,000	619,007
Suncor Energy, Inc. sr. unsec. notes
6.1s, 2018 (Canada) (S)	290,000	290,878
Sunoco, Inc. notes 4 7/8s, 2014	260,000	245,469
Tesoro Corp. company guaranty
6 1/2s, 2017 (S)	415,000	372,463
Weatherford International, Inc. company
guaranty sr. unsec. unsub. bonds 6.8s, 2037	95,000	95,115
Weatherford International, Inc. company
guaranty sr.unsec. unsub. bonds
6.35s, 2017	115,000	116,481
Weatherford International, Ltd. company
guaranty 6 1/2s, 2036	350,000	342,468
Weatherford International, Ltd. sr. notes
5 1/2s, 2016	195,000	188,663
XTO Energy, Inc. sr. unsec. notes
6 3/8s, 2038	270,000	261,805
XTO Energy, Inc. sr. unsec. notes
5 1/2s, 2018	135,000	128,916
		6,760,986

Financial (9.6%)
AGFC Capital Trust I company guaranty
6s, 2067	270,000	217,868
Allstate Life Global Funding Trusts notes
Ser. MTN, 5 3/8s, 2013	570,000	567,765
American Express Bank FSB notes Ser.
BKN1, 5.55s, 2012	990,000	979,342
American Express Co. sr. unsec. notes
6.15s, 2017	520,000	507,906

25

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Financial continued
American International Group, Inc. jr. sub.
bond 6 1/4s, 2037	$845,000	$665,573
Ameriprise Financial, Inc. jr. sub. FRN
7.518s, 2066	725,000	611,388
Amvescap PLC company guaranty
5 5/8s, 2012	215,000	206,455
Bank of New York Mellon Corp. (The)
sr. unsec. unsub. notes Ser. G, 4.95s, 2012	245,000	244,288
BankAmerica Capital III bank guaranty jr.
unsec. FRN Ser. *, 3.283s, 2027	465,000	367,408
Barclays Bank PLC unsec. FRN 3 1/8s,
2049 (United Kingdom)	500,000	317,500
Barclays Bank PLC 144A sub. bonds FRB
7.7s, 2049 (United Kingdom)	130,000	131,094
Bear Stearns Cos., Inc. (The) notes Ser.
MTN, 6.95s, 2012	700,000	727,840
Bear Stearns Cos., Inc. (The) sr. notes
6.4s, 2017	455,000	450,863
Bosphorus Financial Services, Ltd. 144A
sec. sr. notes FRN 4.476s, 2012
(Cayman Islands)	848,438	818,415
Capital One Capital III company guaranty
7.686s, 2036	475,000	380,068
Capital One Financial Corp. sr. unsec.
unsub. notes FRN Ser. MTN, 2.976s, 2009	90,000	84,006
Chubb Corp. (The) sr. notes 6 1/2s, 2038	235,000	224,565
Chubb Corp. (The) sr. notes 5 3/4s, 2018	155,000	150,228
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	825,000	407,344
CIT Group, Inc. sr. notes 5.4s, 2013	60,000	45,618
CIT Group, Inc. sr. notes 5s, 2014	645,000	463,164
Citigroup, Inc. sr. unsec. bonds
6 7/8s, 2038	280,000	271,174
Citigroup, Inc. sr. unsec. notes
6 1/8s, 2018	1,895,000	1,813,452
Citigroup, Inc. sub. notes 5s, 2014 (S)	530,000	490,867
CNA Financial Corp. unsec. notes
6 1/2s, 2016	305,000	293,982
CNA Financial Corp. unsec. notes 6s, 2011	305,000	306,333
Credit Suisse Guernsey Ltd. jr. sub. FRN
5.86s, 2049 (Guernsey)	576,000	480,181
Deutsche Bank AG/London notes 4 7/8s,
2013 (Germany)	525,000	516,447
Deutsche Bank Capital Funding Trust VII
144A FRB 5.628s, 2049	495,000	417,085
Developers Diversified Realty Corp. unsec.
notes 5 3/8s, 2012 (R)	160,000	150,102
Dresdner Funding Trust I 144A bonds
8.151s, 2031	575,000	479,819
Duke Realty LP sr. unsec. notes
6 1/2s, 2018	185,000	176,162
Duke Realty LP sr. unsec. notes
6 1/4s, 2013 (R)	115,000	113,850
Equity One, Inc. notes 5 3/8s, 2015 (R)	290,000	256,375

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Financial continued
Erac USA Finance Co. 144A company
guaranty 6 3/8s, 2017	$450,000	$402,120
Fleet Capital Trust V bank guaranty FRN
3.764s, 2028	675,000	554,857
Fund American Cos., Inc. notes
5 7/8s, 2013	650,000	630,861
GATX Financial Corp. notes 5.8s, 2016	235,000	225,436
General Electric Capital Corp. sr. unsec.
5 5/8s, 2017	1,425,000	1,393,550
General Electric Capital Corp. sr. unsec.
notes 5 7/8s, 2038	1,920,000	1,740,035
General Electric Capital Corp. sub. notes
FRN 6 3/8s, 2067	565,000	534,382
Genworth Life Institutional Funding Trust
notes Ser. MTN, 5 7/8s, 2013	410,000	408,863
GMAC, LLC sr. unsec. unsub. notes
7s, 2012	380,000	265,441
GMAC, LLC sr. unsec. unsub. notes FRN
3.926s, 2009	1,110,000	1,043,699
Goldman Sachs Group, Inc (The) sr. unsec.
6.15s, 2018	230,000	223,137
Goldman Sachs Group, Inc. (The) sr. notes
5.45s, 2012	500,000	503,023
Goldman Sachs Group, Inc. (The) sub.
notes 6 3/4s, 2037	1,215,000	1,124,805
Hartford Financial Services
Group, Inc. (The) jr. sub. debs. FRB
8 1/8s, 2068	600,000	587,326
Health Care Property Investors, Inc.
sr. unsec. notes 6s, 2017	320,000	275,391
Health Care REIT, Inc. sr. notes
6s, 2013 (R)	160,000	149,272
Highwood Properties, Inc. sr. unsec.
bonds 5.85s, 2017 (R)	410,000	354,094
Hospitality Properties Trust notes
6 3/4s, 2013 (R)	325,000	308,722
HRPT Properties Trust bonds
5 3/4s, 2014 (R)	220,000	204,680
HRPT Properties Trust notes
6 1/4s, 2016 (R)	245,000	224,896
HSBC Finance Capital Trust IX FRN
5.911s, 2035	1,400,000	1,122,310
HSBC Holdings PLC sub. notes
6 1/2s, 2037 (United Kingdom)	1,360,000	1,239,754
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	1,060,000	872,207
iStar Financial, Inc. sr. unsec. notes
5 7/8s, 2016 (R)	705,000	555,417
iStar Financial, Inc. sr. unsec. notes Ser. B,
4 7/8s, 2009 (R)	335,000	321,600
JPMorgan Chase & Co. notes 6.4s, 2038	250,000	231,884
JPMorgan Chase & Co. sr. notes
6s, 2018 (S)	1,090,000	1,061,815

26

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Financial continued
JPMorgan Chase Bank NA sub. notes
6s, 2017	$405,000	$393,434
JPMorgan Chase Capital XVIII bonds
Ser. R, 6.95s, 2036	337,000	310,850
JPMorgan Chase Capital XXV bonds
6.8s, 2037	365,000	327,619
KeyCorp MTN sr. unsec. notes
6 1/2s, 2013	155,000	138,393
Lehman Brothers Holdings, Inc. sr. unsec.
notes Ser. MTN, 5s, 2011	550,000	533,304
Lehman Brothers Holdings, Inc. sub. notes
7 1/2s, 2038	2,005,000	1,855,132
Lehman Brothers Holdings, Inc. sub. notes
6 3/4s, 2017	1,335,000	1,254,132
Lehman Brothers Holdings, Inc. sub. notes
5 3/4s, 2017	700,000	617,727
Liberty Mutual Insurance 144A notes
7.697s, 2097	900,000	763,621
Lincoln National Corp. jr. unsec. sub. deb.
FRB 7s, 2066	320,000	291,477
Lincoln National Corp. sr. unsec. notes
6.3s, 2037	190,000	178,696
Loews Corp. notes 5 1/4s, 2016	210,000	203,144
Marsh & McLennan Cos., Inc. sr. unsec.
notes 6 1/4s, 2012	655,000	671,488
Marsh & McLennan Cos., Inc. sr. unsec.
notes 5 3/8s, 2014	395,000	383,478
Merrill Lynch & Co., Inc. notes 5.45s, 2013	795,000	746,107
Merrill Lynch & Co., Inc. notes Ser. MTN,
6.15s, 2013	605,000	586,367
Merrill Lynch & Co., Inc. notes FRN Ser.
MTN, 3.12s, 2011	340,000	310,160
Merrill Lynch & Co., Inc. sub. 7 3/4s, 2038	1,055,000	989,036
MetLife Capital Trust IV jr. sub. debs.
7 7/8s, 2067	1,500,000	1,469,982
Monumental Global Funding, Ltd. 144A
notes 5 1/2s, 2013 (Cayman Islands)	335,000	335,166
Morgan Stanley sr. unsec. notes
6 5/8s, 2018	1,135,000	1,080,501
Nationwide Financial Services, Inc. notes
5 5/8s, 2015	235,000	232,383
Nationwide Health Properties, Inc. notes
6 1/2s,2011 (R)	270,000	273,426
Nationwide Health Properties, Inc. unsec.
notes 6 1/4s, 2013 (R)	445,000	435,652
Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	205,000	205,398
Nuveen Investments, Inc. sr. notes
5 1/2s, 2015	205,000	146,575
OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	515,000	538,144
Pacific Life Global Funding 144A notes
5.15s, 2013	320,000	316,776
ProLogis Trust sec. notes 6 5/8s, 2018	110,000	106,467

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Financial continued
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	$155,000	$145,978
Protective Life Secured Trusts sr. sec.
notes 5.45s, 2012	220,000	218,348
Prudential Financial, Inc. notes Ser. MTN,
6s, 2017	340,000	329,757
Prudential Holdings LLC 144A bonds
8.695s, 2023	650,000	755,957
Regency Centers LP sr. unsec.
5 7/8s, 2017	265,000	245,268
Rouse Co LP/TRC Co-Issuer Inc. 144A
sr. notes 6 3/4s, 2013 (R)	285,000	256,793
Rouse Co. (The) notes 7.2s, 2012 (R)	270,000	248,061
Royal Bank of Scotland Group PLC jr. sub.
notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom) (S)	300,000	273,403
Simon Property Group LP sr. unsec. notes
6 1/8s, 2018	370,000	355,227
Simon Property Group LP unsub. bonds
5 3/4s, 2015 (R)	153,000	148,489
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	525,000	485,787
Sovereign Bancorp, Inc. sr. notes
4.8s, 2010	295,000	261,790
Sovereign Bank sub. notes 8 3/4s, 2018	700,000	705,606
State Street Capital Trust IV company
guaranty jr. unsec. sub. bond FRB
3.776s, 2037	200,000	153,548
Swiss Re Capital I LP 144A company
guaranty FRN 6.854s, 2049
(United Kingdom)	355,000	322,211
Travelers Cos., Inc. (The) sr. unsec. notes
6 1/4s, 2037	295,000	271,833
Travelers Cos., Inc. (The) sr. unsec. notes
5.8s, 2018	120,000	116,652
Unitrin, Inc. sr. notes 6s, 2017	300,000	269,901
Wachovia Bank NA sr. unsec. sub. notes
6.6s, 2038	285,000	248,346
Wachovia Bank NA sub. notes Ser. BKNT,
6s, 2017	930,000	868,379
Wachovia Corp. sr. unsec. notes Ser. MTN,
5 1/2s, 2013	50,000	47,855
Washington Mutual Bank/Henderson NV
sub. notes Ser. BKNT, 5.95s, 2013	425,000	352,750
Wells Fargo & Co. FRN 7.7s, 2049	232,000	230,619
Wells Fargo & Co. sr. notes 4 3/8s, 2013 (S)	870,000	842,427
Westfield Group sr. notes 5.7s,
2016 (Australia)	365,000	340,850
Westpac Capital Trust III 144A sub. notes
FRN 5.819s, 2049 (Australia)	645,000	594,690
Willis Group North America, Inc.
company guaranty 6.2s, 2017	245,000	216,493
ZFS Finance USA Trust I 144A bonds FRB
6 1/2s, 2037	865,000	762,169
		56,657,926

27

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Health Care (0.8%)
Aetna, Inc. sr. unsec. unsub. notes
6 3/4s, 2037	$2,050,000	$1,941,594
AstraZeneca PLC sr. unsub. notes
5.9s, 2017 (United Kingdom) (S)	730,000	748,250
GlaxoSmith Kline Capital Inc, company
guaranty sr. notes 5.65s, 2018	440,000	438,320
Hospira, Inc. sr. notes 6.05s, 2017	230,000	221,965
Hospira, Inc. sr. notes 5.55s, 2012	320,000	314,378
UnitedHealth Group, Inc. bonds
6 7/8s, 2038	150,000	141,799
UnitedHealth Group, Inc. sr. unsec. notes
6s, 2018 (S)	215,000	207,977
UnitedHealth Group, Inc. sr. unsec. notes
5 1/2s, 2012	305,000	299,307
Ventas Realty LP/Capital Corp. sr. notes
6 3/4s, 2017 (R)	190,000	182,400
		4,495,990

Technology (0.7%)
Tyco Electronics Group SA company
guaranty 6.55s, 2017 (Luxembourg)	465,000	469,518
Arrow Electronics, Inc. debs. 7 1/2s, 2027	315,000	310,959
Avnet, Inc. notes 6s, 2015	310,000	300,518
Fiserv, Inc. sr. unsec. unsub. notes
company guaranty 6.8s, 2017	305,000	308,548
Fiserv, Inc. sr. unsec. unsub. notes
company guaranty 6 1/8s, 2012	305,000	306,541
IBM Corp. sr. unsec. notes 5.7s, 2017	740,000	750,467
Lexmark International Inc, sr. unsec. notes
5.9s, 2013	405,000	398,707
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	430,000	338,284
Motorola, Inc. sr. unsec. notes 6s, 2017	215,000	187,931
Xerox Corp. sr. notes 6.4s, 2016	445,000	444,199
Xerox Corp. sr. unsec. notes 6.35s, 2018	85,000	83,904
		3,899,576

Transportation (0.7%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	40,000	34,400
American Airlines, Inc. pass-through
certificates Ser. 01-2, 7.858s, 2011	215,000	206,400
Canadian National Railway Co. sr. unsec.
unsub. notes 5.55s, 2018 (Canada)	240,000	236,796
Continental Airlines, Inc. pass-through
certificates Ser. 98-3, 6.32s, 2008	1,205,000	1,195,963
Delta Air Lines, Inc. pass-through
certificates 6.821s, 2022	364,815	308,268
Norfolk Southern Corp. 144A sr. unsec.
5 3/4s, 2018	280,000	275,573
Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	616,041	523,635
Southwest Airlines Co. pass-through
certificates 6.15s, 2022 (S)	343,937	325,833

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Transportation continued
Union Pacific Corp. sr. unsec. bond
5.7s, 2018	$50,000	$48,647
Union Pacific Corp. sr. unsub. notes
5 3/4s, 2017	205,000	201,639
Union Pacific Corp. 144A pass-through
certificates 5.214s, 2014	295,000	286,929
United AirLines, Inc. pass-through
certificates 6.636s, 2022	282,117	232,919
		3,877,002

Utilities & Power (3.8%)
AEP Texas North Co. sr. notes Ser. B,
5 1/2s, 2013	330,000	325,503
American Water Capital Corp. sr. unsec.
bond 6.593s, 2037	185,000	170,711
American Water Capital Corp. sr. unsec.
bond 6.085s, 2017	205,000	196,637
Appalachian Power Co. sr. notes
5.8s, 2035	255,000	217,062
Arizona Public Services Co. notes
6 1/2s, 2012	435,000	438,661
Atmos Energy Corp. sr. unsub. notes
6.35s, 2017	370,000	365,572
Beaver Valley II Funding debs. 9s, 2017	548,000	590,267
Boardwalk Pipelines LP company guaranty
5 7/8s, 2016	680,000	654,506
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	950,000	951,598
CenterPoint Energy Resources Corp.
notes 7 3/4s, 2011	515,000	543,016
CMS Energy Corp. unsub. notes
6.55s, 2017	20,000	19,050
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	105,000	105,496
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	470,000	424,338
Commonwealth Edison Co. 1st mtge. sec.
bond 5.8s, 2018	80,000	78,094
Consumers Energy Co. 1st mtge. sec.
bond 5.65s, 2018	45,000	44,547
Dayton Power & Light Co. (The) 1st mtge.
5 1/8s, 2013	296,000	298,262
Dominion Resources, Inc. jr. sub. notes
FRN 6.3s, 2066	1,375,000	1,258,473
Duke Energy Carolinas LLC 1st mtge. sec.
bond 6.05s, 2038	255,000	250,870
Duke Energy Corp. sr. unsec. notes
6 1/4s, 2018	490,000	493,201
E.ON International Finance BV 144A notes
5.8s, 2018 (Netherlands)	530,000	519,934
Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	410,000	386,639
Florida Power Corp. 1st mtge. 6.35s, 2037	415,000	421,444

28

Putnam VT Income Fund

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Utilities & Power continued
Florida Power Corp. 1st mtge. sec. bond
6.4s, 2038	$330,000	$335,167
Indianapolis Power & Light 144A 1st mtge.
6.3s, 2013	230,000	237,071
Indiantown Cogeneration LP 1st mtge.
Ser. A-10, 9.77s, 2020	320,000	351,286
ITC Holdings Corp. 144A notes
5 7/8s, 2016	450,000	437,012
ITC Holdings Corp. 144A sr. unsec. notes
6.05s, 2018	140,000	134,749
Kansas Gas & Electric bonds 5.647s, 2021	147,472	140,070
Kinder Morgan, Inc. notes 6s, 2017	230,000	226,951
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	232,000	228,230
MidAmerican Energy Holdings Co. bonds
6 1/8s, 2036	890,000	854,636
MidAmerican Energy Holdings Co.
sr. unsec. bond 6 1/2s, 2037	215,000	217,144
National Fuel Gas Co. notes 5 1/4s, 2013	270,000	261,388
Nevada Power Co. general ref. mtge.
Ser. L, 5 7/8s, 2015	185,000	184,668
Northwest Pipeline Corp. sr. unsec. notes
5.95s, 2017	90,000	87,075
Northwestern Corp. sec. notes
5 7/8s, 2014	450,000	442,902
Oncor Electric Delivery Co. debs. 7s, 2022	245,000	238,903
Oncor Electric Delivery Co. sec. notes
7 1/4s, 2033	375,000	369,370
Pacific Gas & Electric Co. sr. unsec. notes
6.35s, 2038	155,000	155,018
Pacific Gas & Electric Co. sr. unsub.
5.8s, 2037 (S)	320,000	301,745
PacifiCorp Sinking Fund 1st mtge.
6 1/4s, 2037	205,000	202,722
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	450,000	441,827
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	356,713	364,932
PPL Energy Supply LLC bonds Ser. A,
5.7s, 2015	265,000	248,759
Public Service Co. of Colorado sr. notes
Ser. A, 6 7/8s, 2009	390,000	400,355
Public Service Co. of New Mexico sr. notes
4.4s, 2008	270,000	269,718
Puget Sound Energy, Inc. jr. sub. FRN
Ser. A, 6.974s, 2067	480,000	415,200
Rockies Express Pipeline, LLC 144A
sr. notes 7 1/2s, 2038	695,000	707,614
Rockies Express Pipeline, LLC 144A
sr. notes 6.85s, 2018	100,000	101,070
Sierra Pacific Power Co. general ref. mtge.
Ser. P, 6 3/4s, 2037 (S)	735,000	718,284
Southern California Edison Co. 1st mtge.
Ser. 06-E, 5.55s, 2037 (S)	410,000	383,186

CORPORATE BONDS AND NOTES (23.9%)* continued

Principal amount		Value

Utilities & Power continued
Southern California Edison Co. notes
6.65s, 2029	$515,000	$528,827
Southern Natural Gas. Co. 144A notes
5.9s, 2017	185,000	179,691
Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	50,000	48,741
Spectra Energy Capital, LLC sr. notes
8s, 2019	325,000	362,295
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7.2s, 2011	465,000	483,297
TEPPCO Partners LP company guaranty
FRB 7s, 2067	240,000	207,942
TransAlta Corp. notes 5 3/4s, 2013
(Canada)	275,000	268,275
TransAlta Corp. sr. unsec. notes 6.65s,
2018 (Canada)	290,000	284,274
TransCanada Pipelines, Ltd. jr. sub. FRN
6.35s, 2067 (Canada)	210,000	181,329
TransCanada Pipelines, Ltd. sr. unsec.
6.2s, 2037 (Canada)	360,000	329,997
Union Electric Co. 1st mtge. sr. sec. bond
6.7s, 2019	260,000	263,276
West Penn Power Co. 1st mtge.
5.95s, 2017	395,000	392,714
Westar Energy, Inc. 1st mtge. 5.15s, 2017	45,000	42,119
Westar Energy, Inc. 1st mtge. 5.1s, 2020	330,000	298,797
		22,082,507

Total corporate bonds and notes (cost $147,606,539)		$140,386,762

ASSET-BACKED SECURITIES (11.1%)*

Principal amount		Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.173s, 2035	$141,000	$70,500
FRB Ser. 05-4, Class A2C, 2.693s, 2035	122,000	109,800
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
2.633s, 2036	307,000	178,060
FRB Ser. 06-HE3, Class A2C,
2.633s, 2036	418,000	328,103
Advanta Business Card Master Trust FRB
Ser. 04-C1, Class C, 3.532s, 2013	373,000	332,653
Aegis Asset Backed Securities Trust 144A
Ser. 04-6N, Class Note, 4 3/4s, 2035	26,758	3
AFC Home Equity Loan Trust Ser. 99-2,
Class 1A, 2.893s, 2029	1,121,339	762,847
American Express Credit Account Master
Trust 144A Ser. 04-C, Class C, 2.971s, 2012	182,670	175,248
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10,
4.983s, 2036	388,000	19,710
FRB Ser. 03-8, Class M2, 4.233s, 2033	198,552	43,681

29

Putnam VT Income Fund

ASSET-BACKED SECURITIES (11.1%)* continued

Principal amount		Value

AMP CMBS 144A FRB Ser. 06-1A,
Class A, 3.526s, 2047 (Cayman Islands) (F)	$790,000	$373,726
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	622,000	515,372
Ser. 04-1A, Class E, 6.42s, 2039	495,418	361,151
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3,
4.753s, 2033	22,214	3,110
FRB Ser. 06-W4, Class A2C,
2.643s, 2036	743,000	523,815
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
3.483s, 2033	222,553	115,728
FRB Ser. 05-WMC1, Class M1,
2.923s, 2035	177,000	122,130
Asset Backed Funding Corp. NIM Trust
144A FRB Ser. 05-OPT1, Class B1,
4.983s, 2035	176,000	18,074
Asset Backed Securities Corp. Home Equity
Loan Trust
FRB Ser. 06-HE2, Class A3,
2.673s, 2036	162,230	140,990
FRB Ser. 06-HE4, Class A5,
2.643s, 2036	551,000	413,250
FRB Ser. 06-HE7, Class A4,
2.623s, 2036	217,000	156,240
Aviation Capital Group Trust 144A FRB
Ser. 03-2A, Class G1, 3.182s, 2033	405,162	360,595
Bay View Auto Trust Ser. 05-LJ2, Class D,
5.27s, 2014	173,000	168,296
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 2.983s, 2039	2,360,897	2,006,755
FRB Ser. 04-D, Class A, 2.873s, 2044	519,314	358,326
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
3.833s, 2038	361,500	275,644
FRB Ser. 03-SSRA, Class A,
3.183s, 2038	358,569	298,508
FRB Ser. 04-SSRA, Class A1,
3.083s, 2039	310,656	238,428
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9,
4.483s, 2035 (F)	301,000	6,015
FRB Ser. 06-PC1, Class M9,
4.233s, 2035	178,000	13,403
FRB Ser. 05-HE1, Class M3,
3.413s, 2035	198,000	65,340
FRB Ser. 03-3, Class A2, 3.073s, 2043	809,464	717,509
FRB Ser. 05-3, Class A1, 2.933s, 2035	181,585	151,823
Bear Stearns Asset Backed Securities, Inc.
144A FRB Ser. 06-HE2, Class M10,
4.733s, 2036	106,000	8,191
Capital Auto Receivables Asset Trust 144A
Ser. 05-1, Class D, 6 1/2s, 2011	582,000	559,561

ASSET-BACKED SECURITIES (11.1%)* continued

Principal amount		Value

Chase Credit Card Master Trust FRB
Ser. 03-3, Class C, 3.551s, 2010	$860,000	$859,448
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-OPT1, Class M1, 2.903s, 2035	133,073	87,666
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	2,146,419	177,509
Ser. 00-4, Class A6, 8.31s, 2032	2,849,691	2,397,302
Ser. 00-5, Class A6, 7.96s, 2032	1,491,959	1,180,885
Ser. 01-4, Class A4, 7.36s, 2033	2,064,003	1,939,337
Ser. 00-6, Class A5, 7.27s, 2031	384,052	349,564
Ser. 01-1, Class A5, 6.99s, 2032	4,051,628	3,743,222
Ser. 01-3, Class A4, 6.91s, 2033	2,209,563	2,077,652
Ser. 02-1, Class A, 6.681s, 2033	1,989,215	1,955,649
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1,
3.003s, 2035	134,000	88,440
FRB Ser. 04-6, Class 2A5, 2.873s, 2034	338,482	267,401
FRB Ser. 05-14, Class 3A2,
2.723s, 2036	80,769	71,884
Credit-Based Asset Servicing and
Securitization 144A Ser. 06-MH1,
Class B1, 6 1/4s, 2036	137,000	101,421
Crest, Ltd. 144A Ser. 03-2A, Class D2,
6.723s, 2038 (Cayman Islands)	716,000	501,200
CS First Boston Mortgage Securities Corp.
144A Ser. 04-FR1N, Class A, 5s, 2034	55,155	4,412
DB Master Finance, LLC 144A Ser. 06-1,
Class M1, 8.285s, 2031	155,000	133,965
Equifirst Mortgage Loan Trust FRB
Ser. 05-1, Class M5, 3.153s, 2035	81,000	20,250
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 3.023s, 2035	286,000	251,680
First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class 2A3,
2.633s, 2036	493,000	417,681
First Plus Home Loan Trust Ser. 97-3,
Class B1, 7.79s, 2023	106,244	103,048
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.813s, 2036	685,000	472,787
FRB Ser. 06-2, Class 2A3, 2.653s, 2036	1,287,000	984,555
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 3.783s, 2019	513,000	402,705
Ser. 04-1A, Class B, 3.333s, 2018	28,439	26,306
Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1, 8.22s, 2012	814,000	760,916
GEBL 144A
Ser. 04-2, Class D, 5.221s, 2032	256,502	130,816
Ser. 04-2, Class C, 3.321s, 2032 (F)	191,855	128,457
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	5,805,516	4,940,494
Ser. 97-2, Class A7, 7.62s, 2028	125,456	130,550
Ser. 97-6, Class A9, 7.55s, 2029	278,284	261,169
Ser. 97-4, Class A7, 7.36s, 2029	204,802	196,425

30

Putnam VT Income Fund

ASSET-BACKED SECURITIES (11.1%)* continued

Principal amount		Value

Green Tree Financial Corp.
Ser. 97-3, Class A5, 7.14s, 2028	$166,798	$170,234
Ser. 97-6, Class A8, 7.07s, 2029	96,461	95,979
Ser. 98-4, Class A7, 6.87s, 2030	117,589	117,001
Ser. 97-7, Class A8, 6.86s, 2029	131,481	124,657
Ser. 99-3, Class A6, 6 1/2s, 2031	121,379	117,738
Ser. 98-6, Class A7, 6.45s, 2030	152,496	154,450
Ser. 99-1, Class A6, 6.37s, 2025	408,000	402,288
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,578,112	1,341,395
Ser. 99-5, Class M1A, 8.3s, 2026	197,000	177,458
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	513,948	513,383
GSAMP Trust FRB Ser. 06-HE5, Class A2C,
2.633s, 2036	1,916,000	1,230,959
Guggenheim Structured Real Estate
Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.033s, 2030
(Cayman Islands)	400,000	224,000
FRB Ser. 05-1A, Class D, 4.013s, 2030
(Cayman Islands)	180,084	142,266
High Income Trust Securities 144A FRB
Ser. 03-1A, Class A, 3.258s, 2036
(Cayman Islands)	855,381	470,460
Home Equity Asset Trust FRB Ser. 06-1,
Class 2A4, 2.813s, 2036	345,000	224,250
Hyundai Auto Receivables Trust Ser. 04-A,
Class D, 4.1s, 2011	21,713	21,621
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11,
4.733s, 2035	268,000	18,760
FRB Ser. 06-FRE1, Class A4,
2.773s, 2035	291,000	199,335
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	4,570,358	3,874,091
IFB Ser. 07-3, Class 4B, IO,
4.298s, 2037	1,793,828	141,256
FRB Ser. 07-6, Class 2A1, 2.693s, 2037	3,546,974	2,559,851
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 5.481s,
2036 (Cayman Islands) (F)	1,280,000	639,533
FRB Ser. 02-1A, Class FFL, 5.231s,
2037 (Cayman Islands)	2,075,000	975,250
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.103s, 2035	226,000	94,920
FRB Ser. 06-4, Class 2A4, 2.743s, 2036	331,000	164,400
FRB Ser. 06-1, Class 2A3, 2.673s, 2036	587,000	496,015
Madison Avenue Manufactured
Housing Contract
FRB Ser. 02-A, Class B1, 5.733s, 2032	1,626,445	1,171,040
Ser. 02-A IO, 0.3s, 2032	49,221,838	615,273

ASSET-BACKED SECURITIES (11.1%)* continued

Principal amount		Value

Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	$35,910	$35,305
Ser. 04-2A, Class D, 5.389s, 2026	36,506	35,855
Ser. 04-2A, Class C, 4.741s, 2026	36,177	35,773
FRB Ser. 02-1A, Class A1, 3.182s, 2024	360,605	338,814
MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 2.633s, 2036	174,000	123,350
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	203,653	170,113
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5,
3.163s, 2035	141,000	42,300
FRB Ser. 05-HE1, Class M3,
3.003s, 2034	141,000	63,450
FRB Ser. 06-NC4, Class M2,
2.783s, 2036	198,000	19,800
N-Star Real Estate CDO, Ltd. 144A FRB
Ser. 04-2A, Class C1, 4.483s, 2039
(Cayman Islands)	500,000	412,500
Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 3.166s, 2015
(Cayman Islands)	173,050	168,862
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	79,675	71,891
Ser. 04-B, Class C, 3.93s, 2012	84,585	76,730
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	664,917	571,829
FRB Ser. 03-4, Class M3, 4.533s, 2033	12,248	980
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.643s, 2036	410,000	357,479
FRB Ser. 06-2, Class A2C, 2.633s, 2036	410,000	309,426
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	570,485	441,441
Ser. 00-D, Class A3, 6.99s, 2022	16,515	15,881
Ser. 01-D, Class A3, 5.9s, 2022	62,236	45,432
Ser. 02-C, Class A1, 5.41s, 2032 (F)	1,580,128	1,329,150
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	174,505	142,605
Ser. 01-B, Class A3, 6.535s, 2023	61,518	51,774
Ocean Star PLC 144A
FRB Ser. 04, Class D, 5.016s,
2018 (Ireland)	273,000	243,243
FRB Ser. 05-A, Class D, 4.216s,
2012 (Ireland)	300,000	240,000
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 4.983s, 2035	93,000	10,230
Origen Manufactured Housing Ser. 04-B,
Class A2, 3.79s, 2017	54,343	52,637
Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4, 3.313s, 2036	92,000	25,760
Park Place Securities, Inc. 144A FRB
Ser. 04-MHQ1, Class M10, 4.983s, 2034	87,646	5,259

31

Putnam VT Income Fund

ASSET-BACKED SECURITIES (11.1%)* continued

Principal amount		Value

People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1, Class 1A2,
2.613s, 2036	$639,000	$511,200
Permanent Financing PLC FRB Ser. 3,
Class 3C, 3.846s, 2042 (United Kingdom)	580,000	574,578
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2,
2.673s, 2036	621,285	535,985
FRB Ser. 07-RZ1, Class A2,
2.643s, 2037	640,000	470,466
Residential Asset Securities Corp. FRB
Ser. 05-EMX1, Class M2, 3.213s, 2035	321,000	128,400
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.233s, 2035	371,000	7,420
Ser. 04-NT, Class Note, 4 1/2s, 2034
(In default) †	37,676	2,261
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033
(Cayman Islands) (In default) †	7,356	3
Ser. 04-4A, Class B, 7 1/2s, 2034
(Cayman Islands) (In default) †	98,270	10
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.133s, 2035	141,000	42,300
FRB Ser. 07-NC2, Class A2B,
2.623s, 2037	602,000	406,350
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO,
2.693s, 2036	704,000	331,232
FRB Ser. 06-FRE1, Class A2B,
2.663s, 2036	325,000	227,500
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
2.653s, 2036	333,000	258,075
FRB Ser. 06-3, Class A3, 2.643s, 2036	1,927,000	1,523,839
Soundview Home Equity Loan Trust 144A
FRB Ser. 05-CTX1, Class B1, 4.983s, 2035	202,000	12,120
South Coast Funding 144A FRB Ser. 3A,
Class A2, 3.916s, 2038 (Cayman Islands)	235,000	1,175
Structured Asset Investment Loan Trust
FRB Ser. 06-BNC2, Class A6, 2.743s, 2036	331,000	160,245
Structured Asset Investment Loan Trust
144A FRB Ser. 05-HE3, Class M11,
4.983s, 2035	420,000	8,919
Structured Asset Receivables Trust 144A
FRB Ser. 05-1, 3.318s, 2015	2,121,507	1,974,991
TIAA Real Estate CDO, Ltd. Ser. 03-1A,
Class E, 8s, 2038	718,000	397,908
Wells Fargo Home Equity Trust FRB
Ser. 07-1, Class A3, 2.803s, 2037	146,000	72,403
WFS Financial Owner Trust Ser. 05-1,
Class D, 4.09s, 2012	28,782	28,574
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3, 3.82s, 2044
(United Kingdom)	244,291	176,256

Total asset-backed securities (cost $81,765,237)		$64,925,323

PURCHASED OPTIONS OUTSTANDING (3.5%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 5.37% versus
the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.370	$45,696,000	$2,542,068
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	45,696,000	2,510,538
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	45,696,000	2,510,538
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	45,696,000	1,282,687
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate
of 5.37% versus the three
month USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.370	45,696,000	1,262,580
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed rate
of 5.355% versus the three
month USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	45,696,000	1,282,687

32

Putnam VT Income Fund

PURCHASED OPTIONS OUTSTANDING (3.5%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed rate
of 5.03% versus the three
month USD-LIBOR-BBA
maturing on
February 16, 2020.	Feb-10/5.030	$33,440,000	$1,432,570
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.03% versus
the three month
USD-LIBOR-BBA
maturing on
February 16, 2020.	Feb-10/5.030	33,440,000	1,420,531
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 8, 2019.	Apr-09/5.325	23,109,000	1,205,597
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to receive a
fixed rate of 5.315%
versus the three month
USD-LIBOR-BBA
maturing on
April 8, 2019.	Apr-09/5.315	23,109,000	1,193,580
Option on an interest
rate swap with
Deutschbank for the
right to receive a fixed
rate of 5.385% versus
the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	18,711,000	1,035,841
Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to receive a fixed
rate of 5.315% versus
the three month
USD-LIBOR-BBA
maturing
February 7, 2023.	Feb-13/5.315	17,706,000	989,942

PURCHASED OPTIONS OUTSTANDING (3.5%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Lehman
Brothers Special
Financing, Inc. for the
right to pay a fixed rate
of 5.315% versus
the three month
USD-LIBOR-BBA
maturing
February 7, 2023.	Feb-13/5.315	$17,706,000	$924,784
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for
the right to pay a fixed
rate of 5.315% versus
the three month
USD-LIBOR-BBA
maturing on
April 8, 2019.	Apr-09/5.315	23,109,000	415,038
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.325% versus
the three month
USD-LIBOR-BBA
maturing April 8, 2019.	Apr-09/5.325	23,109,000	409,029
Option on an interest
rate swap with
Deutschbank for the
right to pay a fixed rate
of 5.385% versus the three
month USD-LIBOR-BBA
maturing
April 16, 2019.	Apr-09/5.385	18,711,000	312,099

Total purchased options outstanding (cost $18,703,768)			$20,730,109

SENIOR LOANS (1.0%)* (c)

	Principal amount		Value

Basic Materials (0.1%)
Aleris International, Inc. bank term loan
FRN Ser. B, 4.563s, 2013		$85,783	$74,095
Georgia-Pacific, LLC bank term loan FRN
Ser. B, 4.449s, 2013		128,342	121,002
Momentive Performance Materials, Inc.
bank term loan FRN 4 3/4s, 2013		127,301	116,226
NewPage Holding Corp. bank term loan
FRN 6.563s, 2014		128,355	127,296
			438,619

Capital Goods (0.1%)
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN 2.1s, 2014		6,909	6,473
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN Ser. B, 4.801s, 2014		118,267	110,802

33

Putnam VT Income Fund

SENIOR LOANS (1.0%)* (c) continued

Principal amount		Value

Capital Goods continued
Polypore, Inc. bank term loan FRN Ser. B,
4.74s, 2014	$128,352	$122,897
Sequa Corp. bank term loan FRN
6.025s, 2014	221,389	210,458
Wesco Aircraft Hardware Corp. bank
term loan FRN 5.06s, 2013	129,000	124,888
		575,518

Communication Services (0.2%)
Cricket Communications, Inc. bank term
loan FRN Ser. B, 6 1/2s, 2013	128,345	126,277
Crown Castle International Corp. bank
term loan FRN 4.301s, 2014	63,678	60,560
Intelsat Corp. bank term loan FRN
Ser. B2, 5.184s, 2011	42,887	40,653
Intelsat Corp. bank term loan FRN
Ser. B2-A, 5.184s, 2013	42,900	40,665
Intelsat Corp. bank term loan FRN
Ser. B2-C, 5.184s, 2013	42,887	40,653
Level 3 Communications, Inc. bank term
loan FRN 4.893s, 2014	129,000	118,970
MetroPCS Wireless, Inc. bank term loan
FRN 4.989s, 2013	128,347	122,511
PAETEC Holding Corp. bank term loan
FRN Ser. B1, 4.983s, 2013	125,798	120,137
Time Warner Telecom, Inc. bank term loan
FRN Ser. B, 4.49s, 2013	128,348	122,733
West Corp. bank term loan FRN
5.092s, 2013	128,674	117,645
		910,804

Consumer Cyclicals (0.2%)
Allison Transmission bank term loan FRN
Ser. B, 5.333s, 2014	128,353	114,261
Aramark Corp. bank term loan FRN
4.83s, 2014	7,706	7,265
Aramark Corp. bank term loan FRN
Ser. B, 4.676s, 2014	121,294	114,361
Dana Corp. bank term loan FRN
6 3/4s, 2015	128,355	117,017
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.502s, 2011	105,000	103,491
Goodyear Tire & Rubber Co. (The) bank
term loan FRN 4.54s, 2010	129,000	116,664
Harrah’s Operating Co., Inc. bank term
loan FRN Ser. B2, 5.919s, 2015	128,678	117,329
Lear Corp bank term loan FRN
5.133s, 2013	128,609	117,249
National Bedding Co. bank term loan
FRN 4.605s, 2011	55,859	44,687
Navistar Financial Corp. bank term loan
FRN 5.754s, 2012	34,400	32,465

SENIOR LOANS (1.0%)* (c) continued

Principal amount		Value

Consumer Cyclicals continued
Navistar International Corp. bank term
loan FRN 6.234s, 2012	$94,600	$89,279
Yankee Candle Co., Inc. bank term loan
FRN 4.805s, 2014	76,000	69,018
		1,043,086

Consumer Staples (0.2%)
Affinion Group, Inc. bank term loan
FRN Ser. B, 5.17s, 2013	129,000	124,270
Cablevision Systems Corp. bank term loan
FRN 4.225s, 2013	128,344	121,726
Charter Communications, Inc. bank term
loan FRN 4.9s, 2014	128,678	112,739
Cinemark USA, Inc. bank term loan FRN
4.482s, 2013	129,000	122,631
DirecTV Holdings, LLC bank term loan
FRN 5 1/4s, 2013	285,000	282,934
Idearc, Inc. bank term loan FRN Ser. B,
4.787s, 2014	128,674	102,582
Paxson Communications Corp. bank term
loan FRN Ser. B, 5.963s, 2012	215,000	172,000
Pinnacle Foods Holding Corp. bank term
loan FRN Ser. B, 5.37s, 2014	128,352	119,335
Spectrum Brands, Inc. bank term loan
FRN 2.309s, 2013	8,231	7,782
Spectrum Brands, Inc. bank term loan
FRN Ser. B1, 6.633s, 2013	120,440	114,217
Univision Communications, Inc. bank term
loan FRN Ser. B, 5.124s, 2014	129,000	105,748
VNU Group BV bank term loan FRN
Ser. B, 4.734s, 2013 (Netherlands)	128,674	119,781
		1,505,745

Financial (—%)
Lender Processing Services, Inc. bank term
loan FRN Ser. B, 5.188s, 2014	180,000	179,550

Health Care (0.1%)
Health Management Associates, Inc. bank
term loan FRN 4.551s, 2014	122,584	113,758
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN 7.62s, 2014	8,247	7,800
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. B, 4.483s, 2014	89,376	84,535
IASIS Healthcare, LLC/IASIS Capital Corp.
bank term loan FRN Ser. DD, 4.483s, 2014	30,925	29,250
Sun Healthcare Group, Inc. bank term loan
FRN 2.596s, 2014	21,507	20,002
Sun Healthcare Group, Inc. bank term loan
FRN Ser. B, 4.789s, 2014	128,315	119,333
Sun Healthcare Group, Inc. bank term loan
FRN Ser. DD, 4.912s, 2014	13,289	12,358
		387,036

34

Putnam VT Income Fund

SENIOR LOANS (1.0%)* (c) continued

	Principal amount		Value

Technology (0.1%)
First Data Corp. bank term loan FRN
Ser. B1, 5.261s, 2014		$128,353	$117,652
Freescale Semiconductor, Inc. bank term
loan FRN Ser. B, 4.209s, 2013		84,571	76,346
SunGard Data Systems, Inc. bank term
loan FRN 4.508s, 2014		128,674	121,645
Travelport bank term loan FRN Ser. B,
4.733s, 2013		51,534	46,209
Travelport bank term loan FRN Ser. DD,
4.733s, 2013		77,076	69,215
			431,067

Utilities & Power (—%)
Energy Future Holdings Corp. bank term
loan FRN Ser. B2, 6.235s, 2014		128,677	118,990
NRG Energy, Inc. bank term loan FRN
4.346s, 2014		40,746	38,737
NRG Energy, Inc. bank term loan FRN
4.301s, 2014		83,183	79,082
			236,809

Total senior loans (cost $5,551,764)			$5,708,234

MUNICIPAL BONDS AND NOTES (0.2%)*

		Principal
	Rating**	amount	Value

MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	Baa3	$405,000	$371,316
Tobacco Settlement Fin. Auth. of
WVA Rev. Bonds, Ser. A,
7.467s, 6/1/47	Baa3	575,000	513,671

Total municipal bonds and notes (cost $979,957)			$884,987

SHORT-TERM INVESTMENTS (11.1%)*

Principal amount/shares			Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 2.00% to 3.75%
and due dates ranging from July 1,
2008 to August 19, 2008 (d)		$5,171,826	$5,262,689
U.S. Treasury Bills with yields
ranging from 1.470% to 1.995%,
September 18, 2008 #		9,306,000	9,275,792
Putnam Prime Money Market Fund (e)		50,369,484	50,369,484

Total short-term investments (cost $64,907,965)			$64,907,965

Total investments (cost $1,431,198,157)		$1,416,197,808

* Percentages indicated are based on net assets of $587,361,255.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at June 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2008. Securities rated by Putnam are indicated by“/P.” Securities rated by Fitch are indicated by“/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at June 30, 2008 and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

# A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate InvestmentTrust.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

At June 30, 2008, liquid assets totaling $376,053,148 have been designated as collateral for open forward commitments and swap contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.The interest rates shown are the current interest rates at June 30, 2008.

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Short)	199	$47,993,825	Jun-09	$348,221
Euro-Dollar
90 day (Short)	469	112,812,088	Sep-09	938,912
Euro-Dollar
90 day (Short)	551	132,150,463	Dec-09	1,192,389
Euro-Dollar
90 day (Short)	34	8,138,325	Mar-10	48,933
U.S. Treasury
Bond 20 yr (Long)	797	92,128,219	Sep-08	2,174,549
U.S. Treasury
Note 2 yr (Short)	4627	977,236,859	Sep-08	(2,527,570)
U.S. Treasury
Note 5 yr (Short)	2805	310,105,898	Sep-08	521,949
U.S. Treasury
Note 10 yr (Long)	3029	345,069,359	Sep-08	1,808,633

Total				$4,506,016

35

Putnam VT Income Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $20,143,820) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to pay a fixed rate of 5.31%
versus the three month
USD-LIBOR-BBA maturing
on August 29, 2018.	$54,886,000	Aug-08/5.310	$2,699,294
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to receive a fixed rate of 5.31%
versus the three month
USD-LIBOR-BBA maturing
on August 29, 2018.	54,886,000	Aug-08/5.310	136,117
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.00% versus the three
month USD-LIBOR-BBA
maturing on
December 19, 2018.	36,793,000	Dec-08/5.000	1,256,481
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.00% versus the
three month USD-LIBOR-BBA
maturing on
December 19, 2018.	36,793,000	Dec-08/5.000	700,171
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.215% versus the three
month USD-LIBOR-BBA
maturing on February 18, 2020.	44,455,000	Feb-10/5.215	2,207,635
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.22% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.220	1,641,690
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to pay a fixed rate of 2.36%
versus the three month
USD-LIBOR-BBA maturing
September 22, 2010.	107,603,000	Sep-08/2.360	29,053
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to receive a fixed rate of 2.36%
versus the three month
USD-LIBOR-BBA maturing
September 22, 2010.	107,603,000	Sep-08/2.360	2,862,240

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $20,143,820) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.215% versus the
three month USD-LIBOR-BBA
maturing on February 18, 2020.	$44,455,000	Feb-10/5.215	$1,616,828
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.08% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.080	1,462,423
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.08% versus the
three month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.080	1,359,468
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.22% versus the
three month USD-LIBOR-BBA
maturing on February 24, 2020.	32,893,000	Feb-10/5.220	1,198,292
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to pay a fixed rate of 4.935%
versus the three month
USD-LIBOR-BB maturing
March 2, 2019.	18,405,000	Feb-09/4.935	615,831
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	9,347,000	May-12/5.510	592,039
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to receive a fixed rate of 4.935%
versus the three month
USD-LIBOR-BBA maturing
March 2, 2019.	18,405,000	Feb-09/4.935	495,095
Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a
fixed rate of 5.51% versus the
three month USD-LIBOR-BBA
maturing on May 14, 2022.	9,347,000	May-12/5.510	408,744
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to pay a fixed rate of 5.515%
versus the three month
USD-LIBOR-BBA maturing on
May 14, 2022.	4,673,500	May-12/5.515	297,328

36

Putnam VT Income Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/08
(premiums received $20,143,820) (Unaudited) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to receive a fixed rate of 5.515%
versus the three month
USD-LIBOR-BBA maturing on
May 14, 2022.	$4,673,500	May-12/5.515	$203,811
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to pay a fixed rate of 5.52%
versus the three month
USD-LIBOR-BBA maturing on
May 14, 2022.	1,869,500	May-12/5.520	119,087
Option on an interest rate swap
with Lehman Brothers Special
Financing, Inc. for the obligation
to receive a fixed rate of 5.52%
versus the three month
USD-LIBOR-BBA maturing on
May 14, 2022.	1,869,500	May-12/5.520	81,192

Total			$19,982,819

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08
(proceeds receivable $388,653,711) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2038	$27,000,000	7/14/08	$27,772,033
FNMA, 5 1/2s, July 1, 2038	288,000,000	7/14/08	283,770,000
FNMA, 5s, July 1, 2038	83,000,000	7/14/08	79,530,857

Total			$391,072,890

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$23,974,000	$—	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$1,316,780

24,800,000	—	3/30/09	3.075%	3 month USD-LIBOR-BBA	(198,279)

25,143,000	—	5/23/10	3 month USD-LIBOR-BBA	3.155%	(145,017)

22,856,000	—	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(22,304)

29,313,000	—	12/22/09	3.965%	3 month USD-LIBOR-BBA	(274,915)

35,700,000	—	1/14/10	3 month USD-LIBOR-BBA	4.106%	865,925

39,200,000	—	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(970,094)

2,752,000	—	9/24/09	3 month USD-LIBOR-BBA	4.7375%	83,079

22,000,000	—	5/20/15	3 month USD-LIBOR-BBA	4.528%	135,140

8,300,000	—	6/17/15	4.555%	3 month USD-LIBOR-BBA	(47,701)

3,000,000	—	6/23/15	4.466%	3 month USD-LIBOR-BBA	(270)

1,240,000	—	6/23/15	4.45%	3 month USD-LIBOR-BBA	1,083

1,500,000	—	6/24/15	4.39%	3 month USD-LIBOR-BBA	6,827

21,000,000	—	10/21/15	4.943%	3 month USD-LIBOR-BBA	(670,418)

1,769,000	—	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(82,767)

7,000,000	—	9/1/15	3 month USD-LIBOR-BBA	4.53%	108,626

13,718,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(80,542)

11,119,000	—	5/15/18	4.48%	3 month USD-LIBOR-BBA	142,532

Bear Stearns Bank plc
25,900,000	—	4/24/12	5.027%	3 month USD-LIBOR-BBA	(953,126)

Citibank, N.A.
1,590,000	—	4/7/14	5.377%	3 month USD-LIBOR-BBA	(92,294)

23,850,000	—	7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,020,880)

13,780,000	—	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(285,526)

37

Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. continued
$34,070,000	$—	11/9/09	4.387%	3 month USD-LIBOR-BBA	$(577,867)

35,011,000	—	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(1,288,957)

22,208,000	—	11/23/17	4.885%	3 month USD-LIBOR-BBA	(462,557)

1,280,000	—	11/9/17	3 month USD-LIBOR-BBA	5.07641%	46,511

37,713,000	—	12/24/09	3 month USD-LIBOR-BBA	3.8675%	298,959

7,097,000	—	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(18,354)

Credit Suisse First Boston International
28,000,000	—	5/17/09	3 month USD-LIBOR-BBA	4.505%	403,716

10,570,000	—	10/7/14	3 month USD-LIBOR-BBA	4.624%	167,211

Credit Suisse International
1,606,000	—	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(78,991)

9,200,000	—	3/14/12	3 month USD-LIBOR-BBA	4.98%	413,493

1,656,000	—	3/21/16	3 month USD-LIBOR-BBA	5.20497%	94,603

2,898,000	—	10/16/17	3 month USD-LIBOR-BBA	5.297%	160,048

2,609,000	—	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(131,520)

Deutsche Bank AG
6,625,000	—	10/16/17	3 month USD-LIBOR-BBA	5.297%	365,879

4,550,000	—	11/7/17	3 month USD-LIBOR-BBA	5.056%	158,304

Goldman Sachs International
9,680,000	—	3/11/38	5.029%	3 month USD-LIBOR-BBA	(218,683)

10,209,000	—	4/2/18	4.076%	3 month USD-LIBOR-BBA	439,329

56,496,000	—	4/3/18	3 month USD-LIBOR-BBA	4.19%	(1,909,712)

29,035,000	—	4/8/10	3 month USD-LIBOR-BBA	2.64%	(412,805)

28,189,000	—	4/23/18	4.43%	3 month USD-LIBOR-BBA	446,876

20,117,000	—	5/19/18	4.525%	3 month USD-LIBOR-BBA	192,484

17,775,000	—	9/29/08	5.085%	3 month USD-LIBOR-BBA	(322,544)

5,663,000	—	9/29/16	3 month USD-LIBOR-BBA	5.1275%	290,927

1,655,000	—	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(94,146)

19,200,000	—	7/25/09	5.327%	3 month USD-LIBOR-BBA	(775,281)

64,699,000	—	11/20/08	5.16%	3 month USD-LIBOR-BBA	(737,533)

14,556,000	—	11/20/26	3 month USD-LIBOR-BBA	5.261%	661,680

62,989,000	—	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(699,405)

13,947,000	—	11/21/26	3 month USD-LIBOR-BBA	5.2075%	541,795

7,552,000	—	12/20/16	3 month USD-LIBOR-BBA	5.074%	265,484

9,190,000	—	1/8/12	3 month USD-LIBOR-BBA	4.98%	446,519

8,500,000	—	10/1/17	3 month USD-LIBOR-BBA	5.253%	449,342

1,500,000	—	11/9/17	3 month USD-LIBOR-BBA	5.071%	53,879

4,880,000	—	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(272,872)

1,696,000	—	5/3/16	5.565%	3 month USD-LIBOR-BBA	(122,351)

5,940,000	—	9/14/14	4.906%	3 month USD-LIBOR-BBA	(239,768)

2,898,000	—	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(133,656)

29,307,100	—	9/19/09	3 month USD-LIBOR-BBA	4.763%	904,385

47,565,600	—	9/21/09	3 month USD-LIBOR-BBA	4.60%	1,332,986

13,242,100	—	9/21/17	5.149%	3 month USD-LIBOR-BBA	(685,784)

570,000	—	11/9/17	3 month USD-LIBOR-BBA	5.08%	20,875

84,478,000	—	1/16/18	5.790%	3 month USD-LIBOR-BBA	(9,182,676)

JPMorgan Chase Bank, N.A.
9,709,000	—	2/15/18	3 month USD-LIBOR-BBA	5.34%	677,010

9,300,000	—	4/23/17	5.186%	3 month USD-LIBOR-BBA	(429,652)

19,667,000	—	8/15/11	5.412%	3 month USD-LIBOR-BBA	(1,184,586)

38

Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$7,968,000	$—	3/5/18	4.325%	3 month USD-LIBOR-BBA	$111,480

24,386,000	—	3/7/18	4.45%	3 month USD-LIBOR-BBA	93,745

6,050,000	—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(111,201)

21,658,000	—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(492,596)

90,223,000	—	3/15/10	3 month USD-LIBOR-BBA	2.5%	(809,861)

47,089,000	—	3/20/13	3 month USD-LIBOR-BBA	3.145%	(1,799,405)

39,362,000	—	3/20/13	3 month USD-LIBOR-BBA	3.13%	(1,531,376)

54,877,000	—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(702,518)

65,000,000	—	1/17/16	4.946%	3 month USD-LIBOR-BBA	(2,892,732)

1,793,000	—	9/18/16	5.291%	3 month USD-LIBOR-BBA	(114,416)

62,642,000	—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(1,631,018)

12,148,000	—	5/7/13	3.9325%	3 month USD-LIBOR-BBA	144,114

20,825,000	—	9/28/08	5.096%	3 month USD-LIBOR-BBA	(384,989)

41,904,000	—	5/23/10	3 month USD-LIBOR-BBA	3.16%	(237,278)

30,000,000	—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(311,728)

35,700,000	—	3/7/15	3 month USD-LIBOR-BBA	4.798%	1,215,149

29,900,000	—	6/27/17	3 month USD-LIBOR-BBA	5.712%	2,421,680

43,180,000	—	7/5/17	3 month USD-LIBOR-BBA	4.55%	449,147

19,780,000	—	10/10/13	5.054%	3 month USD-LIBOR-BBA	(803,834)

27,520,000	—	10/10/13	5.09%	3 month USD-LIBOR-BBA	(1,172,620)

10,000,000	—	6/27/18	3 month USD-LIBOR-BBA	4.8305%	124,247

64,534,000	—	11/20/08	5.165%	3 month USD-LIBOR-BBA	(743,315)

14,515,000	—	11/20/26	3 month USD-LIBOR-BBA	5.266%	668,753

3,300,000	—	7/25/17	3 month USD-LIBOR-BBA	5.652%	314,878

1,979,000	—	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(67,623)

3,601,000	—	1/19/17	3 month USD-LIBOR-BBA	5.249%	231,603

14,151,000	—	1/19/09	5.24%	3 month USD-LIBOR-BBA	(423,208)

26,777,000	—	1/31/17	3 month USD-LIBOR-BBA	5.415%	2,052,177

40,872,000	—	3/8/17	3 month USD-LIBOR-BBA	5.28%	2,608,620

6,637,000	—	9/28/16	3 month USD-LIBOR-BBA	5.1223%	340,377

7,220,000	—	6/16/15	4.538%	3 month USD-LIBOR-BBA	(35,191)

1,800,000	—	6/24/15	4.387%	3 month USD-LIBOR-BBA	8,517

25,100,000	—	6/29/15	3 month USD-LIBOR-BBA	4.296%	(261,503)

5,862,000	—	8/2/15	3 month USD-LIBOR-BBA	4.6570%	146,351

79,900,000	—	8/13/12	3 month USD-LIBOR-BBA	5.2%	4,499,069

12,976,000	—	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(847,095)

3,613,000	—	8/29/17	5.263%	3 month USD-LIBOR-BBA	(228,167)

47,565,600	—	9/21/09	3 month USD-LIBOR-BBA	4.6125%	1,341,707

13,242,100	—	9/21/17	5.15%	3 month USD-LIBOR-BBA	(686,746)

4,300,000	—	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(251,048)

10,559,000	—	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(243,416)

2,850,000	—	11/7/17	3 month USD-LIBOR-BBA	5.05771%	99,535

34,070,000	—	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(583,153)

35,011,000	—	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(1,307,867)

35,576,000	—	12/11/17	3 month USD-LIBOR-BBA	4.65%	51,943

7,097,000	—	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(40,745)

63,600,000	—	8/4/08	3 month USD-LIBOR-BBA	5.40%	1,275,736

33,800,000	—	8/4/16	3 month USD-LIBOR-BBA	5.5195%	2,823,202

16,700,000	—	9/2/15	3 month USD-LIBOR-BBA	4.4505%	173,135

19,000,000	—	10/21/15	4.916%	3 month USD-LIBOR-BBA	(573,651)

39

Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
$29,216,000		$—	1/18/18	4.27625%	3 month USD-LIBOR-BBA	$453,066

2,264,000		—	1/24/18	4.135%	3 month USD-LIBOR-BBA	63,171

3,019,000		—	1/24/18	4.175%	3 month USD-LIBOR-BBA	74,352

3,019,000		—	1/24/18	4.1625%	3 month USD-LIBOR-BBA	77,445

70,063,000		—	1/31/18	3 month USD-LIBOR-BBA	4.25%	(1,312,770)

Lehman Brothers Special Financing, Inc.
32,378,000		194,742	2/26/18	4.65%	3 month USD-LIBOR-BBA	(226,177)

49,567,000		—	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(2,068,183)

114,696,000		—	3/20/13	3 month USD-LIBOR-BBA	3.13666%	(4,426,835)

19,681,000		—	3/20/13	3 month USD-LIBOR-BBA	3.215%	(689,356)

35,850,000		—	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(446,053)

35,850,000		—	3/26/10	3 month USD-LIBOR-BBA	2.395%	(416,579)

47,089,000		—	3/20/13	3 month USD-LIBOR-BBA	3.07%	(1,960,469)

48,590,000		—	3/20/13	3 month USD-LIBOR-BBA	3.06%	(2,045,217)

196,000,000		—	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(6,784,775)

66,500,000		—	3/25/38	4.583%	3 month USD-LIBOR-BBA	3,277,523

57,108,000		—	3/25/10	3 month USD-LIBOR-BBA	2.275%	(793,843)

84,849,000		—	4/3/18	4.087%	3 month USD-LIBOR-BBA	3,577,606

7,595,000		—	4/16/18	3 month USD-LIBOR-BBA	4.405%	(130,645)

23,197,000		—	4/21/38	4.945%	3 month USD-LIBOR-BBA	12,328

33,300,000		—	5/29/12	5.28%	3 month USD-LIBOR-BBA	(1,498,144)

17,706,000		—	5/18/18	4.2375%	3 month USD-LIBOR-BBA	569,916

17,000,000	(F)	—	6/30/13	3 month USD-LIBOR-BBA	4.362%	80,093

47,000,000		—	6/10/13	3 month USD-LIBOR-BBA	4.127%	(219,727)

18,353,000		—	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(467,976)

7,520,000		—	8/24/12	5.085%	3 month USD-LIBOR-BBA	(384,217)

15,908,492		—	8/29/09	5.005%	3 month USD-LIBOR-BBA	(560,255)

30,083,000		—	8/29/09	5.001%	3 month USD-LIBOR-BBA	(1,060,841)

3,634,000		—	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(237,872)

4,088,344		—	8/29/12	5.075%	3 month USD-LIBOR-BBA	(206,848)

11,000,000		—	6/26/13	3 month USD-LIBOR-BBA	4.465%	103,619

38,030,000		—	12/28/16	5.084%	3 month USD-LIBOR-BBA	(1,339,927)

989,267		—	8/29/17	3 month USD-LIBOR-BBA	5.32%	66,889

91,686,000		—	8/3/08	3 month USD-LIBOR-BBA	5.425%	1,850,299

92,028,000		—	8/3/11	5.445%	3 month USD-LIBOR-BBA	(5,694,002)

104,829,000		—	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(9,114,116)

56,250,000		—	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(3,782,283)

43,020,000		—	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(2,079,216)

19,475,000		—	10/23/08	3 month USD-LIBOR-BBA	5.26%	226,862

7,828,000		—	10/23/16	3 month USD-LIBOR-BBA	5.3275%	444,054

19,475,000		—	10/23/08	5.255%	3 month USD-LIBOR-BBA	(226,289)

7,828,000		—	10/23/16	5.325%	3 month USD-LIBOR-BBA	(442,686)

34,981,000		—	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(924,718)

12,600,000		—	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(332,744)

7,423,000		—	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(338,586)

19,538,100		—	9/19/09	3 month USD-LIBOR-BBA	4.755%	600,528

47,565,600		—	9/24/09	3 month USD-LIBOR-BBA	4.695%	1,406,286

13,242,100		—	9/24/17	5.285%	3 month USD-LIBOR-BBA	(827,214)

13,780,000		—	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(277,616)

1,650,000		—	11/7/17	3 month USD-LIBOR-BBA	5.05521%	57,306

40

Putnam VT Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
$34,070,000	$—	11/9/09	4.403%	3 month USD-LIBOR-BBA	$(585,809)

35,011,000	—	11/9/17	5.067%	3 month USD-LIBOR-BBA	(1,246,860)

980,000	—	11/9/17	3 month USD-LIBOR-BBA	5.068%	34,971

16,972,000	—	12/11/17	3 month USD-LIBOR-BBA	4.839%	271,776

37,713,000	—	12/24/09	3 month USD-LIBOR-BBA	3.84625%	287,112

7,118,000	—	4/12/12	3 month USD-LIBOR-BBA	5.087%	285,495

29,605,000	—	2/8/10	2.728%	3 month USD-LIBOR-BBA	109,241

21,424,000	—	2/7/18	4.217%	3 month USD-LIBOR-BBA	465,200

54,470,000	—	2/14/13	3.563%	3 month USD-LIBOR-BBA	946,778

22,141,000	—	2/21/18	4.599%	3 month USD-LIBOR-BBA	(196,128)

35,850,000	—	3/26/10	3 month USD-LIBOR-BBA	2.325%	(465,146)

Merrill Lynch Capital Services, Inc.
13,780,000	—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(279,198)

50,782,000	—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	159,260

7,120,000	—	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(220,850)

Morgan Stanley Capital Services, Inc.
1,280,000	—	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(80,553)

1,040,000	—	2/20/17	5.192%	3 month USD-LIBOR-BBA	(60,694)

Total					$(50,374,922)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$9,560,000	(2)(F)	7/2/08	(Banc of America Securities	The spread return of	$737,401
			AAA 10 yr Index multiplied by	Banc of America Securities-
			the modified duration factor	CMBS AAA 10 year Index
minus 150 bp)

Credit Suisse International
26,255,000	(2)(F)	8/1/08	(Beginning of period nominal	The spread return of Lehman	953,424
			spread of Lehman Brothers AAA	Brothers AAA 8.5+ CMBS Index
			8.5+ Commercial Mortgage	adjusted by modified duration
			Backed Securities Index minus	factor
450 bp)

Goldman Sachs International
1,592,000	(F)	9/15/11	678 bp (1 month USD-LIBOR-BBA)	Ford Credit Auto Owner Trust	(22,136)
Series 2005-B Class D

32,330,000	(2)(F)	7/2/08	(Banc of America Securities	The spread return of	1,338,268
			AAA 10 year Index multiplied by	Banc of America Securities-
			the modified duration factor	CMBS AAA 10 year Index
minus 125 bp)

6,740,000	(1)(F)	11/2/08	20 bp plus change in spread	The spread return of	(178,758)
			of Banc of America Securities	Banc of America Securities-
			AAA 10 year Index multiplied by	CMBS AAA 10 year Index
the modified duration factor

JPMorgan Chase Bank, N.A.
6,072,150	(1)(F)	8/1/08	Change in spread of Lehman	The spread return of Lehman	(624,575)
			Brothers AAA 8.5+ Commercial	Brothers AAA 8.5+ CMBS Index
			Mortgage Backed Securities	adjusted by modified duration
			Index minus 17.5 bp	factor

41

Putnam VT Income Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc.
$18,256,000	(2)(F)	8/1/08	(Beginning of period nominal	The spread return of Lehman	$(1,081,047)
			spread of Lehman Brothers AAA	Brothers AAA 8.5+ CMBS Index
			8.5+ Commercial Mortgage	adjusted by modified duration
			Backed Securities Index)	factor

15,974,000	(2)	9/1/08	(Beginning of period nominal	The spread return of Lehman	(893,985)
			spread of Lehman Brothers AAA	Brothers AAA 8.5+ CMBS Index
			8.5+ Commercial Mortgage	adjusted by modified duration
			Backed Securities Index)	factor

7,796,000	(1)	7/1/08	Lehman Brothers SD CMBS AAA	The spread return of Lehman	(160,435)
			8.5+ Index multiplied by the	Brothers SD CMBS AAA
			modified duration factor	8.5+ Index
minus 75 bp

25,200,000	(1)(F)	9/1/08	66.7 bp plus beginning	The spread return of Lehman	(2,479,680)
			of period nominal spread	Brothers AAA 8.5+ CMBS Index
			of Lehman Brothers AAA 8.5+	adjusted by modified duration
			Commercial Mortgage Backed	factor
Securities Index

19,200,000	(2)(F)	7/2/08	(Beginning of period nominal	The spread return of Lehman	1,836,173
			spread of Lehman Brothers AAA	Brothers AAA 8.5+ CMBS Index
			8.5+ Commercial Mortgage	adjusted by modified duration
			Backed Securities Index minus	factor
230 bp)

13,307,000	(2)	7/1/08	(Beginning of period nominal	The spread return of Lehman	(592,325)
			spread of Lehman Brothers AAA	Brothers AAA 8.5+ CMBS Index
			8.5+ Commercial Mortgage	adjusted by modified duration
			Backed Securities Index minus	factor
100 bp)

11,352,000	(1)(F)	8/1/08	Lehman Brothers SD CMBS AAA	The spread return of Lehman	(109,615)
			8.5+ Index multiplied by the	Brothers SD CMBS AAA
			modified duration factor	8.5+ Index
plus 40 bp

11,352,000	(1)(F)	8/1/08	Lehman Brothers SD CMBS AAA	The spread return of Lehman	(103,939)
			8.5+ Index multiplied by the	Brothers SD CMBS AAA
			modified duration factor	8.5+ Index
plus 50 bp

29,113,000	(1)(F)	8/1/08	Lehman Brothers SD CMBS AAA	The spread return of Lehman	(375,732)
			8.5+ Index multiplied by the	Brothers SD CMBS AAA
			modified duration factor	8.5+ Index
minus 25 bp

Merrill Lynch Capital Services
72,785,745		7/14/08	(2.61%) 5.50%	FNMA 5.50% 30 YR TBA	(424,576)

Morgan Stanley Capital Services, Inc.
29,556,000	(1)(F)	8/1/08	Beginning of period nominal	The spread return of Lehman	(311,432)
			spread of Lehman Brothers AAA	Brothers Aaa 8.5+ CMBS Index
			8.5+ Commercial Mortgage	adjusted by modified duration
			Backed Securities Index	factor

Total					$(2,492,969)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

42

Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX NA CMBX BBB Index	$1,975	$2,873,000	(F)	10/12/52	(134 bp)	$822,108

DJ ABX NA HE AAA Index	148,807	1,281,807	(F)	7/25/45	18 bp	43,866

Financial Security
Assurance Inc.	—	135,000	(F)	12/20/12	95 bp	(25,478)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—	645,000		9/20/13	269 bp	(2,019)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	—	655,000		3/20/12	(95 bp)	(7,153)

Meadwestvaco Corp.,
6.85%, 4/1/12	—	70,000		3/20/18	(177 bp)	1,325

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	—	235,000		3/20/16	(100 bp)	5,030

Citibank, N.A.
Arrow Electronic Inc.,
6 7/8%, 6/1/18	—	305,000		3/20/13	(43 bp)	5,130

Conagra Foods Inc., 7%,
10/1/28	—	1,227,000		9/20/10	(27 bp)	2,390

DJ ABX NA HE AAA Index	254,377	2,390,078		7/25/45	18 bp	56,771

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	—	395,000		9/20/14	(105 bp)	(5,799)

Motorola, Inc., 6.5%,
9/1/25	—	335,000		3/20/13	(79 bp)	27,198

Rexam PLC, 4 3/8%,
3/15/13	—	560,000		6/20/13	(145 bp)	1,625

Sara Lee Corp., 6 1/8%,
11/1/32	—	350,000		9/20/11	(43 bp)	(445)

Yum! Brands Inc.,
8 7/8%, 4/15/11	—	355,000		3/20/13	(65 bp)	5,936

Credit Suisse International
DJ ABX NA HE AAA Index	302,829	1,991,731		7/25/45	18 bp	139,460

DJ CMB NA CMBX AA Index	(81,144)	363,000	(F)	10/12/52	(25 bp)	(20,948)

DJ CMB NA CMBX AAA Index	122,171	734,000	(F)	12/13/49	8 bp	62,043

DJ CMB NA CMBX AAA Index	694,302	4,432,000	(F)	2/17/51	35 bp	395,789

Sprint Capital Corp,
8 3/8%, 3/15/12	—	1,080,000		6/20/12	(59 bp)	87,642

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	2,532	42,000	(F)	2/17/51	35 bp	(297)

DJ ABX NA HE AAA Index	119,165	1,151,655		7/25/45	18 bp	21,349

DJ CDX NA IG Series 9
Index 30-100% tranche	—	8,440,000	(F)	12/20/12	(27.2 bp)	82,179

France Telecom, 7.25%,
1/28/13	—	750,000		6/20/16	70 bp	(21,338)

General Electric
Capital Corp., 6%,
6/15/12	—	910,000		9/20/13	109 bp	(22,192)

iStar Financial, Inc.,
6%, 12/15/10	2,363	35,000		3/20/09	500 bp	1,263

43

Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	$—	$3,768,000		(a)	2.461%	$(552,377)

DJ ABX HE A Index	420,824	628,000		1/25/38	369 bp	(145,778)

DJ ABX HE AAA Index	147,593	628,000	(F)	1/25/38	76 bp	(192,201)

DJ CDX NA CMBX AAA Index	27,066	740,000		3/15/49	7 bp	(25,324)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	1,358,000		12/20/10	108.65 bp	(55,051)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	8,440,000		12/20/10	249 bp	(59,326)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	2,950,000		12/20/10	305 bp	18,709

DJ CDX NA IG Series 10
Index	(270,186)	36,610,000		6/20/13	155 bp	(14,516)

DJ CDX NA IG Series 10
Index	45,070	2,348,000		6/20/18	(150 bp)	15,207

DJ CDX NA IG Series 10
Index	(291,598)	22,694,000		6/20/13	155 bp	(133,112)

DJ CDX NA IG Series 10
Index	958,898	41,717,000		6/20/18	(150 bp)	428,327

DJ CDX NA IG Series 10
Index	(794,221)	40,380,000		6/20/13	155 bp	(512,223)

DJ CDX NA IG Series 10
Index 30-100% tranche	—	25,320,000		6/20/13	(44.25 bp)	88,472

DJ CDX NA IG Series 8
Index	493,348	35,230,000		6/20/18	(150 bp)	45,281

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—	645,000		9/20/17	(67.8 bp)	66,572

Merrill Lynch & Co.,
5%, 1/15/15	—	645,000		9/20/17	(59.8 bp)	62,860

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 9
Index 25-35% tranche	—	1,392,000		12/20/10	105.5 bp	(57,472)

DJ CDX NA IG Series 9
Index	—	1,070,000	(F)	12/20/12	(13.55 bp)	16,488

GMAC, LLC, 6 7/8%,
8/28/12	12,938	225,000		3/20/09	500 bp	(1,405)

iStar Financial, Inc.,
6%, 12/15/10	2,100	30,000	(F)	3/20/09	500 bp	1,231

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—	1,145,000		6/20/18	(135 bp)	70,770

Lexmark International,
Inc., 5.9%, 6/1/13	—	405,000		6/20/13	(113 bp)	(585)

Nextel Communications,
7 3/8%, 8/1/15	—	245,000		9/20/13	(540 bp)	(10,060)

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	—	645,000		9/20/17	(77 bp)	12,535

DJ ABX HE A Index	420,824	628,000		1/25/38	369 bp	(145,256)

DJ ABX HE A Index	437,155	629,000		1/25/38	369 bp	(129,827)

DJ ABX HE AAA Index	147,593	628,000	(F)	1/25/38	76 bp	(192,201)

DJ ABX HE AAA Index	176,120	629,000	(F)	1/25/38	76 bp	(164,215)

44

Putnam VT Income Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Lehman Brothers Special Financing, Inc. continued
DJ ABX HE PEN AAA Index	$42,816	$611,652	(F)	5/25/46	11 bp	$(46,474)

DJ ABX HE PEN AAA Index	43,713	613,513	(F)	5/25/46	11 bp	(45,849)

DJ CDX NA CMBX AA Index	(22,624)	714,000	(F)	3/15/49	(15 bp)	146,492

DJ CDX NA HY Series 8
Index 35-60% tranche	—	22,489,000		6/20/12	104 bp	(1,685,081)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	5,500,000		12/20/10	104.5 bp	(228,419)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	5,500,000		12/20/10	90 bp	(247,473)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	8,440,000		12/20/10	266 bp	(25,043)

DJ CDX NA HY Series 9
Index 25-35% tranche	—	16,880,000		12/20/10	295 bp	66,868

DJ CDX NA IG Series 10
Index	173,870	9,290,000		6/20/18	(150 bp)	55,717

DJ CDX NA IG Series 10
Index	147,943	9,779,000		6/20/18	(150 bp)	23,570

DJ CDX NA IG Series 10
Index 30-100% tranche	—	19,645,450	(F)	6/20/13	(42 bp)	73,998

DJ LCDX NA Series 9
Index, 30-100% tranche	—	2,750,000	(F)	12/20/12	96 bp	16,053

Domtar Corp., 7 1/8%,
8/15/15	—	125,000		12/20/11	(250 bp)	1,345

General Electric
Capital Corp., 6%,
6/15/12	—	1,820,000		9/20/13	115 bp	(39,561)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	—	645,000		9/20/17	(58 bp)	35,754

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—	645,000		9/20/17	(60.5 bp)	53,206

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	—	645,000		9/20/12	48 bp	(37,062)

Merrill Lynch International
KinderMorgan, 6 1/2%,
9/1/12	—	232,000		9/20/12	(128 bp)	2,181

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	—	1,145,000		6/20/18	(130 bp)	74,474

Morgan Stanley Capital Services, Inc.
DJ ABX NA CMBX AAA Index	808,019	11,352,000	(F)	3/15/49	7 bp	18,559

DJ CDX NA IG Series 10
Index	190,097	9,757,500		6/20/18	(150 bp)	65,997

DJ CDX NA IG Series 10
Index	828,599	50,600,000		6/20/18	(150 bp)	185,052

DJ CDX NA IG Series 10
Index 30-100% tranche	—	16,105,000	(F)	6/20/13	(52 bp)	(12,560)

DJ CDX NA IG Series 10
Index 30-100% tranche	—	7,325,000	(F)	6/20/13	(38.6 bp)	38,911

DJ CMB NA CMBX AA Index	(103,355)	453,000	(F)	10/12/52	(25 bp)	(28,235)

DJ CMB NA CMBX AAA Index	3,125,576	26,055,500	(F)	12/13/49	8 bp	991,141

DJ CMB NA CMBX AAA Index	2,997,288	27,619,500	(F)	2/17/51	35 bp	1,137,008

Total						$681,527

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

45

Putnam VT Income Fund

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments

Level 1	$50,369,484	$4,506,016
Level 2	1,334,116,071	(54,444,542)
Level 3	31,712,253	—

Total	$1,416,197,808	$(49,938,526)

Other financial instruments include futures, written options,TBA sale commitments and swaps which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of June 30, 2008:

Other
	Investments in	financial
	securities	instruments

Balance as of December 31, 2007	$—	$—
Accrued discounts/premiums	—	—
Realized gain / loss	—	—
Change in net unrealized
appreciation (depreciation)	—	—
Net purchases / sales	—	—
Net transfers in and/or out
of Level 3	31,712,253	—

Balance as of June 30, 2008	$31,712,253	$—

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
46

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Putnam VT
Income
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	1,365,828,324
Affiliated issuers (Note 5)	50,369,484
Cash	514,168
Dividends, interest, and other receivables	6,080,209
Receivable for shares of the fund sold	21,138
Receivable for sales of delayed delivery securities (Note 1)	389,438,947
Unrealized appreciation on swap contracts (Note 1)	58,627,776
Receivable for closed swap contracts (Note 1)	446,311
Premiums paid on swap contracts (Note 1)	1,563,128
Receivable from Manager (Note 2)	17,249

Total assets	1,872,906,734

Liabilities
Payable for variation margin (Note 1)	416,379
Payable for securities purchased	178,408
Payable for purchases of delayed delivery securities (Note 1)	742,261,850
Payable for shares of the fund repurchased	1,024,756
Payable for compensation of Manager (Notes 2 and 5)	698,036
Payable for investor servicing fees (Note 2)	15,146
Payable for Trustee compensation and expenses (Note 2)	148,844
Payable for administrative services (Note 2)	1,811
Payable for distribution fees (Note 2)	51,974
Payable for auditing fees	50,829
Unrealized depreciation on swap contracts (Note 1)	110,814,140
Premiums received on swap contracts (Note 1)	13,490,713
TBA sale commitments, at value (Note 1)	391,072,890
Written options outstanding, at value (Note 1)	19,982,819
Collateral on securities loaned, at value (Note 1)	5,262,689
Other accrued expenses	74,195

Total liabilities	1,285,545,479

Net assets	$587,361,255

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$620,379,678
Undistributed net investment income (loss) (Note 1)	20,850,894
Accumulated net realized gain (loss) on investments (Note 1)	11,069,558
Net unrealized appreciation (depreciation) of investments	(64,938,875)

Total — Representing net assets applicable to capital
shares outstanding	$587,361,255

Computation of net asset value Class IA
Net Assets	$336,266,710
Number of shares outstanding	28,718,386
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$11.71
Computation of net asset value Class IB
Net Assets	$251,094,545
Number of shares outstanding	21,583,674
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$11.63

Cost of investments, (Note 1):
Unaffiliated issuers	1,380,828,673
Affiliated issuers (Note 5)	50,369,484
Value of securities on loan (Note 1)	5,165,957
Proceeds receivable on TBA sale commitments (Note 1)	388,653,711
Premiums received on written options (Note 1)	20,143,820

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
47

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Putnam VT
Income
Fund

Investment income
Interest — unaffiliated issuers	$25,721,907
Interest — affiliated issuers (Note 5)	760,518
Securities lending	7,848

Total investment income	26,490,273

Expenses
Compensation of Manager (Note 2)	1,971,409
Investor servicing fees (Note 2)	94,820
Custodian fees (Note 2)	26,821
Trustee compensation and expenses (Note 2)	22,060
Administrative services (Note 2)	17,444
Distribution fees-class IB (Note 2)	335,434
Auditing	75,143
Legal	23,218
Other	73,754
Fees waived and reimbursed by Manager (Notes 2 and 5)	(494,912)

Total expenses	2,145,191

Expense reduction (Note 2)	(49,552)

Net expenses	2,095,639

Net investment income (loss)	24,394,634
Net realized gain (loss) on investments (Notes 1 and 3)	13,799,194
Net realized gain (loss) on futures contracts (Note 1)	7,045,386
Net realized gain (loss) on written options (Notes 1 and 3)	(8,204,138)
Net realized gain (loss) on swap contracts (Note 1)	2,345,529
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the period	(46,330,253)

Net gain (loss) on investments	(31,344,282)

Net increase (decrease) in net assets resulting
from operations	$(6,949,648)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
48

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	Income Fund
	Six months ended	Year ended
	June 30	December 31
	2008*	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$24,394,634	$36,218,146
Net realized gain (loss) on investments	14,985,971	4,592,012
Net unrealized appreciation (depreciation)
of investments	(46,330,253)	(4,054,247)

Net increase (decrease) in net assets
resulting from operations	(6,949,648)	36,755,911

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(23,950,417)	(22,481,407)
Class IB	(17,430,226)	(15,442,292)
Increase (decrease) from capital share
transactions (Note 4)	(29,660,077)	(71,023,688)

Total increase (decrease) in net assets	(77,990,368)	(72,191,476)

Net assets:

Beginning of period	665,351,623	737,543,099

End of period	$587,361,255	$665,351,623

Undistributed net investment income (loss),
end of period	$20,850,894	$37,836,903

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
49

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	reimbursement	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d)	net assets (%)	(%)

Putnam VT Income Fund (Class IA)
June 30, 2008†	$12.68	.48(i)	(.61)	(.13)	(.84)	—	(.84)	—	$11.71	(1.05)*	$336,267	.29*(i)	3.93*(i)	73.06*(f)
December 31, 2007	12.70	.65(i)	.02	.67	(.69)	—	(.69)	—	12.68	5.45	379,470	.57(i)	5.25(i)	228.92(f)
December 31, 2006	12.69	.54(i)	.04	.58	(.57)	—	(.57)	—	12.70	4.83	437,298	.57(i)	4.39(i)	201.13(f)
December 31, 2005	12.96	.52(i)	(.20)	.32	(.45)	(.14)	(.59)	—	12.69	2.60	530,341	.61(i)	4.06(i)	336.25(f)
December 31, 2004	12.91	.38(i)	.22	.60	(.55)	—	(.55)	—	12.96	4.72	637,568	.66(i)	3.01(i)	401.71
December 31, 2003	12.95	.46	.13	.59	(.63)	—	(.63)	—	12.91	4.70	765,119.68		3.61	287.19

Putnam VT Income Fund (Class IB)
June 30, 2008†	$12.59	.46(i)	(.61)	(.15)	(.81)	—	(.81)	—	$11.63	(1.26)*	$251,095	.41*(i)	3.81*(i)	73.06*(f)
December 31, 2007	12.61	.62(i)	.02	.64	(.66)	—	(.66)	—	12.59	5.22	285,881	.82(i)	5.00(i)	228.92(f)
December 31, 2006	12.61	.50(i)	.04	.54	(.54)	—	(.54)	—	12.61	4.52	300,246	.82(i)	4.09(i)	201.13(f)
December 31, 2005	12.88	.48(i)	(.20)	.28	(.41)	(.14)	(.55)	—	12.61	2.36	292,152	.86(i)	3.81(i)	336.25(f)
December 31, 2004	12.84	.34(i)	.22	.56	(.52)	—	(.52)	—	12.88	4.43	278,617	.91(i)	2.71(i)	401.71
December 31, 2003	12.89	.42	.13	.55	(.60)	—	(.60)	—	12.84	4.43	262,067.93		3.29	287.19

† Unaudited.

* Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements (Note 2).

(f)  Portfolio turnover excludes dollar roll transactions.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

June 30, 2008	0.08%

December 31, 2007	0.14

December 31, 2006	0.16

December 31, 2005	0.10

December 31, 2004	0.04

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
50	51

PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2008 (Unaudited)

NOTE 1

SIGNIFICANT ACCOUNTING POLICIES

Putnam VT Income Fund (the “fund”) is one of a series of funds comprising Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks current income consistent with what Put-nam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC, believes to be prudent risk by investing in investment-grade and high-yield bonds, and U.S. government securities. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected Put-nam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York

52

Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest.

Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may

53

also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

G) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctua-tion of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counter-party defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a coun-terparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An

54

upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counter-party may default on its obligation to perform. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

J) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been final-ized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K ) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

L) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn

55

interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

M) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2008, the value of securities loaned amounted to $5,165,957. The fund received cash collateral of $5,262,689 which is pooled with collateral of other Putnam funds into 65 issues of short-term investments.

N) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2007, the fund had a capital loss carryover of $3,719,524 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on December 31, 2013.

The aggregate identified cost on a tax basis is $1,435,367,528, resulting in gross unrealized appreciation and depreciation of $27,942,144 and $47,111,864, respectively, or net unrealized depreciation of $19,169,720.

O) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

P) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Q) Beneficial interest At June 30, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 64.3% of the fund is owned by accounts of one group of insurance companies.

NOTE 2

MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s

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Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the period ended June 30, 2008, Putnam Management waived $472,748 of its management fee from the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended June 30, 2008, the fund incurred $94,820 for investor servicing agent functions provided by PFTC.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the six months ended June 30, 2008, the fund’s expenses were reduced by $49,552 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $413, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Put-nam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

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NOTE 3

PURCHASES AND SALES OF SECURITIES

During the six months period ended June 30, 2008, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $416,551,839 and $462,979,892, respectively. Purchases and sales of U.S. government securities aggregated $54,835,970 and $54,840,226, respectively.

Written option transactions during the period ended June 30, 2008 are summarized as follows:

	Contract Amounts	Premiums Received

Written options outstanding at beginning of period	$396,848,000	$10,494,988

Options opened	472,498,000	13,947,017
Options exercised	—	—
Options expired	—	—
Options closed	(181,710,000)	(4,298,185)

Written options outstanding at end of period	$687,636,000	$20,143,820

NOTE 4

CAPITAL SHARES

At June 30, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Income Fund Class IA
Shares sold	279,223	$3,452,374	400,001	$4,957,631
Shares issued in connection with reinvestment of distributions	2,036,600	23,950,417	1,839,722	22,481,407

	2,315,823	27,402,791	2,239,723	27,439,038
Shares repurchased	(3,519,987)	(42,890,664)	(6,761,205)	(84,405,221)

Net decrease	(1,204,164)	$(15,487,873)	(4,521,482)	$(56,966,183)

Putnam VT Income Fund Class IB
Shares sold	264,988	$3,269,685	951,991	$11,782,049
Shares issued in connection with reinvestment of distributions	1,491,037	17,430,226	1,270,971	15,442,292

	1,756,025	20,699,911	2,222,962	27,224,341
Shares repurchased	(2,883,710)	(34,872,115)	(3,328,098)	(41,281,846)

Net decrease	(1,127,685)	$(14,172,204)	(1,105,136)	$(14,057,505)

NOTE 5

INVESTMENT IN PUTNAM PRIME MONEY

MARKET FUND

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2008, management fees paid were reduced by $22,164 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the Statement of operations and

58

totaled $760,518 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $192,328,734 and $155,447,090, respectively.

NOTE 6

SENIOR LOAN COMMITMENTS

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7

REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Put-nam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

In August 2008, the fund recorded a receivable from Putnam Management for $55,580 related to restitution payments in connection with a distribution plan approved by the SEC.

NOTE 8

NEW ACCOUNTING PRONOUNCEMENT

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

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Putnam Variable Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, *Chairman*
Jameson Adkins Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Richard B. Worley

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

252131 8/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2008